UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07917

                        Wilshire Variable Insurance Trust
               (Exact name of registrant as specified in charter)
                                    --------


                        Wilshire Associates Incorporated
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
               (Address of principal executive offices) (Zip code)

                           Lawrence Davanzo, President
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 310-260-6639

                   Date of fiscal year end: December 31, 2010

                    Date of reporting period: March 31, 2010

Item 1.   Schedule of Investments



WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
COMMON STOCK -- 54.4%
Consumer Discretionary -- 5.9%
     2,392 Abercrombie & Fitch Co., Class A .....................   $    109,171
     1,067 Advance Auto Parts, Inc. .............................         44,729
     2,315 Amazon.com, Inc. + ...................................        314,215
     1,163 Apollo Group, Inc., Class A + ........................         71,280
        95 AutoZone, Inc. + .....................................         16,444
       566 Bed Bath & Beyond, Inc. + ............................         24,768
     4,726 Best Buy Co., Inc. ...................................        201,044
     1,577 Big Lots, Inc. + .....................................         57,434
     1,953 Carnival Corp. .......................................         75,933
     2,057 Coach, Inc. ..........................................         81,293
    32,916 Comcast Corp. Special, Class A .......................        619,479
     1,193 Darden Restaurants, Inc. .............................         53,136
        37 DeVry, Inc. ..........................................          2,413
       467 Dick's Sporting Goods, Inc. + ........................         12,193
    15,020 DIRECTV, Class A + ...................................        507,826
     2,120 Dollar Tree, Inc. + ..................................        125,546
     1,103 DR Horton, Inc. ......................................         13,898
     4,408 Expedia, Inc. ........................................        110,024
       265 Family Dollar Stores, Inc. ...........................          9,702
    64,010 Ford Motor Co. + .....................................        804,606
        37 Fortune Brands, Inc. .................................          1,795
       166 GameStop Corp., Class A + ............................          3,637
       990 Gannett Co., Inc. ....................................         16,355
    13,518 Gap, Inc. (The) ......................................        312,401
        30 Genuine Parts Co. ....................................          1,267
     5,020 H&R Block, Inc. ......................................         89,356
       282 Home Depot, Inc. (The) ...............................          9,123
     1,274 Interpublic Group of Cos., Inc. + ....................         10,600
     1,969 J.C. Penney Co., Inc. ................................         63,343
     1,224 Johnson Controls, Inc. ...............................         40,380
     7,198 Kohl's Corp. + .......................................        394,306
     4,591 Leggett & Platt, Inc. ................................         99,349
     1,160 Lennar Corp., Class A ................................         19,964
    77,900 Lowe's Cos., Inc. ....................................      1,888,296
     8,025 Ltd. Brands, Inc. ....................................        197,575
       825 Macy's, Inc. .........................................         17,960
     5,872 Mattel, Inc. .........................................        133,529
     1,738 McDonald's Corp. .....................................        115,959
       772 McGraw-Hill Cos., Inc. (The) .........................         27,522
       323 NetFlix, Inc. + ......................................         23,818
        40 Newell Rubbermaid, Inc. ..............................            608
     9,529 News Corp., Class A ..................................        137,313
     1,452 NIKE, Inc., Class B ..................................        106,722
     4,524 Nordstrom, Inc. ......................................        184,805
     1,341 Office Depot, Inc. + .................................         10,701
     8,018 Omnicom Group, Inc. ..................................        311,178
       206 Panera Bread Co., Class A + ..........................         15,757
     3,022 PetSmart, Inc. .......................................         96,583
       484 Polo Ralph Lauren Corp., Class A .....................         41,159
     1,675 Pulte Group, Inc. + ..................................         18,844
        28 RadioShack Corp. .....................................            634
     3,752 Ross Stores, Inc. ....................................        200,619
       296 Scripps Networks Interactive, Inc.,
           Class A ..............................................         13,128
       778 Sears Holdings Corp. + ...............................         84,359
     1,053 Sherwin-Williams Co. (The) ...........................         71,267
    44,568 Staples, Inc. ........................................      1,042,446
     8,866 Starbucks Corp. ......................................        215,178
    27,338 Target Corp. .........................................      1,437,979
     8,416 Time Warner Cable, Inc., Class A .....................        448,657
    13,768 Time Warner, Inc. ....................................        430,525
     2,320 TJX Cos., Inc. .......................................         98,646



   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
    19,523 Toll Brothers, Inc. + ................................   $    406,078
       472 VF Corp. .............................................         37,831
     1,609 Viacom, Inc., Class B + ..............................         55,317
     1,948 Walt Disney Co. (The) ................................         68,005
       122 Washington Post Co. (The), Class B ...................         54,190
     1,441 Whirlpool Corp. ......................................        125,727
     2,547 Williams-Sonoma, Inc. ................................         66,961
       852 Wyndham Worldwide Corp. ..............................         21,922
         9 Wynn Resorts, Ltd. + .................................            682
                                                                    ------------
                                                                      12,525,490
                                                                    ------------
Consumer Staples -- 5.1%
     1,225 Alberto-Culver Co., Class B ..........................         32,034
     6,139 Archer-Daniels-Midland Co. ...........................        177,417
       608 Campbell Soup Co. ....................................         21,493
       397 Church & Dwight Co., Inc. ............................         26,579
     8,507 Coca-Cola Co. (The) ..................................        467,885
     2,262 Coca-Cola Enterprises, Inc. ..........................         62,567
     5,794 ConAgra Foods, Inc. ..................................        145,256
       966 Corn Products International, Inc. ....................         33,482
     4,470 Costco Wholesale Corp. ...............................        266,904
    11,000 CVS Caremark Corp. ...................................        402,160
     1,235 Dean Foods Co. + .....................................         19,377
     3,560 Estee Lauder Cos., Inc. (The), Class A ...............        230,937
     3,942 General Mills, Inc. ..................................        279,054
       150 Hershey Co. (The) ....................................          6,421
     7,300 HJ Heinz Co. .........................................        332,953
     1,038 Hormel Foods Corp. ...................................         43,606
    12,400 Kellogg Co. ..........................................        662,532
     6,971 Kimberly-Clark Corp. .................................        438,336
    11,850 Kraft Foods, Inc., Class A ...........................        358,344
    57,782 Kroger Co. (The) .....................................      1,251,558
    10,732 Mead Johnson Nutrition Co., Class A ..................        558,386
    17,353 Nestle SA ADR ........................................        888,474
     4,659 PepsiCo, Inc. ........................................        308,239
    13,216 Philip Morris International, Inc. ....................        689,347
    15,795 Procter & Gamble Co. (The) ...........................        999,350
       682 Reynolds American, Inc. ..............................         36,814
     7,874 Safeway, Inc. ........................................        195,748
     7,288 Sara Lee Corp. .......................................        101,522
     3,082 Smithfield Foods, Inc. + .............................         63,921
     2,295 Sysco Corp. ..........................................         67,702
     9,223 Tyson Foods, Inc., Class A ...........................        176,620
    13,170 Walgreen Co. .........................................        488,475
    17,159 Wal-Mart Stores, Inc. ................................        954,040
       111 Whole Foods Market, Inc. + ...........................          4,013
                                                                    ------------
                                                                      10,791,546
                                                                    ------------
Energy -- 6.5%
     9,668 Anadarko Petroleum Corp. .............................        704,120
     1,179 Apache Corp. .........................................        119,669
    10,096 Chesapeake Energy Corp. ..............................        238,669
    12,106 Chevron Corp. ........................................        917,998
     1,332 Cimarex Energy Co. ...................................         79,094
     8,431 ConocoPhillips .......................................        431,414
        45 Denbury Resources, Inc. + ............................            759
     4,140 Devon Energy Corp. ...................................        266,740
       223 Diamond Offshore Drilling, Inc. ......................         19,805
     9,090 El Paso Corp. ........................................         98,536
    12,169 Ensco PLC ADR ........................................        544,928
       255 EOG Resources, Inc. ..................................         23,700
    42,143 Exxon Mobil Corp. ....................................      2,822,738
    44,500 Halliburton Co. ......................................      1,340,785
     2,687 Helmerich & Payne, Inc. ..............................        102,321
     6,868 Hess Corp. ...........................................        429,593

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
Energy (continued)
    13,940 Marathon Oil Corp. ...................................   $    441,062
     3,109 Murphy Oil Corp. .....................................        174,695
     8,200 Nabors Industries, Ltd. + ............................        160,966
     8,830 National Oilwell Varco, Inc. .........................        358,321
     3,226 Newfield Exploration Co. + ...........................        167,913
     1,201 Occidental Petroleum Corp. ...........................        101,533
       649 Oceaneering International, Inc. + ....................         41,205
     2,700 Patterson-UTI Energy, Inc. ...........................         37,719
     3,828 Peabody Energy Corp. .................................        174,940
     4,025 Pride International, Inc. + ..........................        121,193
     2,665 Rowan Cos., Inc. + ...................................         77,578
    23,186 Schlumberger, Ltd. ...................................      1,471,383
     6,757 Smith International, Inc. ............................        289,335
        47 Tesoro Corp. .........................................            653
       928 Tidewater, Inc. ......................................         43,866
    55,000 Weatherford International, Ltd. + ....................        872,300
    17,267 Williams Cos., Inc. (The) ............................        398,868
    16,277 XTO Energy, Inc. .....................................        767,949
                                                                    ------------
                                                                      13,842,348
                                                                    ------------
Financials -- 7.3%
     7,275 Aflac, Inc. ..........................................        394,960
     6,961 American Express Co. .................................        287,211
     3,513 Assurant, Inc. .......................................        120,777
   182,807 Bank of America Corp. ................................      3,263,105
       165 Bank of New York Mellon Corp. (The) ..................          5,095
     5,516 BB&T Corp. ...........................................        178,663
     5,955 Berkshire Hathaway, Inc., Class B + ..................        483,963
       420 Capital One Financial Corp. ..........................         17,392
    79,332 Charles Schwab Corp. (The) ...........................      1,482,715
    17,970 Chubb Corp. ..........................................        931,744
    48,629 Citigroup, Inc. + ....................................        196,948
    16,372 Discover Financial Services ..........................        243,943
     1,444 Everest Re Group, Ltd. ...............................        116,863
     1,286 Fidelity National Financial, Inc., Class A ...........         19,058
       779 Fifth Third Bancorp ..................................         10,587
     2,444 First American Corp. .................................         82,705
     2,237 Goldman Sachs Group, Inc. (The) ......................        381,699
     2,752 HCC Insurance Holdings, Inc. .........................         75,955
     5,053 Hudson City Bancorp, Inc. ............................         71,550
    37,500 Invesco, Ltd. ........................................        821,625
       444 Jones Lang LaSalle, Inc. .............................         32,363
    31,027 JPMorgan Chase & Co. .................................      1,388,458
     1,375 Loews Corp. ..........................................         51,260
       548 M&T Bank Corp. .......................................         43,500
    18,925 Northern Trust Corp. .................................      1,045,796
     4,286 PNC Financial Services Group, Inc. ...................        255,874
       660 Principal Financial Group, Inc. ......................         19,279
     9,861 Progressive Corp. (The) ..............................        188,246
     2,248 Prudential Financial, Inc. ...........................        136,004
       883 Raymond James Financial, Inc. ........................         23,611
     1,509 Reinsurance Group of America, Inc.,
           Class A ..............................................         79,253
     8,961 State Street Corp. ...................................        404,500
       291 T Rowe Price Group, Inc. .............................         15,985
     1,656 Torchmark Corp. ......................................         88,613
    15,986 Travelers Cos., Inc. (The) ...........................        862,285
    12,354 U.S. Bancorp .........................................        319,722
     5,534 Unum Group ...........................................        137,077
    39,650 Wells Fargo & Co. ....................................      1,233,908
                                                                    ------------
                                                                      15,512,292
                                                                    ------------
Health Care -- 6.7%
       9,936 Abbott Laboratories ................................        523,429
       7,040 Aetna, Inc. ........................................        247,174



   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
     2,482 Alcon, Inc. ..........................................      $ 400,992
     1,797 AmerisourceBergen Corp., Class A .....................         51,969
    20,719 Amgen, Inc. + ........................................      1,238,167
     1,558 Baxter International, Inc. ...........................         90,675
       558 Beckman Coulter, Inc. ................................         35,042
       523 Becton Dickinson and Co. .............................         41,176
        50 Biogen Idec, Inc. + ..................................          2,868
        63 Bristol-Myers Squibb Co. .............................          1,682
     6,675 Cardinal Health, Inc. ................................        240,500
     5,346 CareFusion Corp. + ...................................        141,295
     1,206 Cephalon, Inc. + .....................................         81,743
       343 CIGNA Corp. ..........................................         12,547
        20 Community Health Systems, Inc. + .....................            739
     3,280 Coventry Health Care, Inc. + .........................         81,082
       317 Eli Lilly & Co. ......................................         11,482
     2,875 Endo Pharmaceuticals Holdings, Inc. +. ...............         68,109
     9,123 Forest Laboratories, Inc. + ..........................        286,097
       206 Genzyme Corp. + ......................................         10,677
       161 Health Net, Inc. + ...................................          4,004
     4,697 Hologic, Inc. + ......................................         87,082
     4,580 Hospira, Inc. + ......................................        259,457
     4,844 Humana, Inc. + .......................................        226,554
    37,797 Johnson & Johnson ....................................      2,464,364
       544 Kinetic Concepts, Inc. + .............................         26,009
     7,519 King Pharmaceuticals, Inc. + .........................         88,424
       720 Lincare Holdings, Inc. + .............................         32,314
     5,947 McKesson Corp. .......................................        390,837
     7,579 Medco Health Solutions, Inc. + .......................        489,300
     1,729 Medtronic, Inc. ......................................         77,857
    40,301 Merck & Co., Inc. ....................................      1,505,242
       424 Millipore Corp. + ....................................         44,775
       837 Mylan, Inc. + ........................................         19,008
   161,307 Pfizer, Inc. .........................................      2,766,415
     2,172 Pharmaceutical Product
           Development, Inc. ....................................         51,585
     1,649 Stryker Corp. ........................................         94,356
    18,400 Teva Pharmaceutical Industries, Ltd.
           ADR ..................................................      1,160,672
     9,697 UnitedHealth Group, Inc. .............................        316,801
       998 Valeant Pharmaceuticals International + ..............         42,824
     7,751 WellPoint, Inc. + ....................................        499,009
     1,841 Zimmer Holdings, Inc. + ..............................        108,987
                                                                    ------------
                                                                      14,323,321
                                                                    ------------
Industrials -- 6.6%
     7,545 3M Co. ...............................................        630,536
     1,535 Boeing Co. ...........................................        111,456
     1,314 Carlisle Cos., Inc. ..................................         50,063
     8,769 Caterpillar, Inc. ....................................        551,131
     1,624 Cintas Corp. .........................................         45,618
        19 CSX Corp. ............................................            967
     1,615 Cummins, Inc. ........................................        100,049
       185 Deere & Co. ..........................................         11,000
       357 Dover Corp. ..........................................         16,690
     2,639 Eaton Corp. ..........................................        199,957
     9,160 Emerson Electric Co. .................................        461,115
    13,700 Expeditors International of
           Washington, Inc. .....................................        505,804
     1,365 FedEx Corp. ..........................................        127,491
   128,303 General Electric Co. .................................      2,335,115
     1,428 Harsco Corp. .........................................         45,610
     7,399 Honeywell International, Inc. ........................        334,953
     1,435 Hubbell, Inc., Class B ...............................         72,367
    13,102 Ingersoll-Rand PLC ...................................        456,867
     1,840 ITT Corp. ............................................         98,642

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                       March 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
        16 Jacobs Engineering Group, Inc. + .....................  $         723
       675 Kansas City Southern + ...............................         24,415
     2,698 L-3 Communications Holdings, Inc.,
           Class 3 ..............................................        247,218
       746 Lincoln Electric Holdings, Inc. ......................         40,530
    13,752 Lockheed Martin Corp. ................................      1,144,441
       880 Manpower, Inc. .......................................         50,266
     1,211 Masco Corp. ..........................................         18,795
     6,586 Northrop Grumman Corp. ...............................        431,844
     2,185 Oshkosh Corp. ........................................         88,143
       108 PACCAR, Inc. .........................................          4,681
    18,535 Raytheon Co. .........................................      1,058,719
     2,220 Republic Services, Inc., Class A .....................         64,424
     6,200 RR Donnelley & Sons Co. ..............................        132,370
     1,618 Ryder System, Inc. ...................................         62,714
       893 Shaw Group, Inc. (The) + .............................         30,737
       932 Snap-On, Inc. ........................................         40,393
    66,816 Southwest Airlines Co. ...............................        883,308
       281 SPX Corp. ............................................         18,636
       341 Textron, Inc. ........................................          7,239
    11,100 Tyco International, Ltd. .............................        424,575
       305 Union Pacific Corp. ..................................         22,356
    32,833 United Parcel Service, Inc., Class B .................      2,114,774
     1,296 United Technologies Corp. ............................         95,399
    17,644 Waste Management, Inc. ...............................        607,483
     1,887 WW Grainger, Inc. ....................................        204,022
                                                                    ------------
                                                                      13,973,636
                                                                    ------------
Information Technology -- 12.0%
    11,295 Altera Corp. .........................................        274,581
     1,383 AOL, Inc. + ..........................................         34,962
     5,125 Apple, Inc. + ........................................      1,204,016
    82,482 Applied Materials, Inc. ..............................      1,111,857
     2,901 Arrow Electronics, Inc. + ............................         87,407
     5,460 Automatic Data Processing, Inc. ......................        242,806
     3,638 Avnet, Inc. + ........................................        109,140
        43 Broadcom Corp., Class A ..............................          1,427
     1,558 Broadridge Financial Solutions, Inc. .................         33,310
    11,974 CA, Inc. .............................................        281,030
    22,516 Cisco Systems, Inc. + ................................        586,091
     2,139 Computer Sciences Corp. + ............................        116,554
     1,959 Compuware Corp. + ....................................         16,456
        96 Convergys Corp. + ....................................          1,177
    26,848 Dell, Inc. + .........................................        402,988
    16,590 eBay, Inc. + .........................................        447,101
    81,621 EMC Corp. + ..........................................      1,472,443
       647 Fidelity National Information
           Services, Inc. .......................................         15,166
       636 Fiserv, Inc. + .......................................         32,283
     1,972 Global Payments, Inc. ................................         89,825
     4,289 Google, Inc., Class A + ..............................      2,431,906
     2,841 Harris Corp. .........................................        134,919
       921 Hewitt Associates, Inc., Class A + ...................         36,637
    18,932 Hewlett-Packard Co. ..................................      1,006,236
     2,957 Ingram Micro, Inc., Class A + ........................         51,895
    62,783 Intel Corp. ..........................................      1,397,550
    10,224 International Business Machines Corp. ................      1,311,228
     5,424 Intuit, Inc. + .......................................        186,260
     5,712 Jabil Circuit, Inc. ..................................         92,477
       227 Lender Processing Services, Inc. .....................          8,569
       989 Lexmark International, Inc., Class A + ...............         35,683
     3,400 Mastercard, Inc., Class A ............................        863,600
     8,200 McAfee, Inc. + .......................................        329,066
    17,920 Micron Technology, Inc. + ............................        186,189
   119,086 Microsoft Corp. ......................................      3,485,647



   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
    49,981 Oracle Corp. ......................................... $    1,284,012
    20,400 Paychex, Inc. ........................................        626,280
    46,045 QUALCOMM, Inc. .......................................      1,933,430
     1,921 SAIC, Inc. + .........................................         34,002
     1,967 Sybase, Inc. + .......................................         91,701
    17,289 Symantec Corp. + .....................................        292,530
    85,095 Taiwan Semiconductor Manufacturing
           Co., Ltd. ADR ........................................        892,647
     1,095 Tech Data Corp. + ....................................         45,881
     2,951 Tellabs, Inc. ........................................         22,339
       894 Teradata Corp. + .....................................         25,828
    14,764 Texas Instruments, Inc. ..............................        361,275
     2,034 Total System Services, Inc. ..........................         31,853
     3,032 VeriSign, Inc. + .....................................         78,862
       634 Visa, Inc., Class A ..................................         57,713
     6,832 Western Digital Corp. + ..............................        266,380
    34,475 Western Union Co. (The) ..............................        584,696
     1,786 Xerox Corp. ..........................................         17,413
     1,268 Xilinx, Inc. .........................................         32,334
    45,322 Yahoo!, Inc. + .......................................        749,173
                                                                    ------------
                                                                      25,546,831
                                                                    ------------
Materials -- 1.8%
     1,828 Ashland, Inc. ........................................         96,464
     7,079 Barrick Gold Corp. ...................................        271,409
     2,851 Bemis Co., Inc. ......................................         81,881
     1,460 CF Industries Holdings, Inc. .........................        133,123
        24 Cliffs Natural Resources, Inc. .......................          1,703
       469 Dow Chemical Co. (The) ...............................         13,868
     2,180 Eastman Chemical Co. .................................        138,822
     3,534 EI du Pont de Nemours & Co. ..........................        131,606
     5,856 Freeport-McMoRan Copper &
           Gold, Inc. ...........................................        489,210
    11,806 International Paper Co. ..............................        290,546
     1,647 Lubrizol Corp. .......................................        151,063
     4,991 MeadWestvaco Corp. ...................................        127,520
     8,717 Newmont Mining Corp. .................................        443,957
    26,601 Nucor Corp. ..........................................      1,207,153
       479 PPG Industries, Inc. .................................         31,327
     1,531 Reliance Steel & Aluminum Co. ........................         75,371
     2,333 RPM International, Inc. ..............................         49,786
     1,301 Sealed Air Corp. .....................................         27,425
     1,580 Steel Dynamics, Inc. .................................         27,603
       301 Temple-Inland, Inc. ..................................          6,149
     1,113 Terra Industries, Inc. ...............................         50,931
       269 Titanium Metals Corp. + ..............................          4,463
        19 United States Steel Corp. ............................          1,207
       647 Valspar Corp. ........................................         19,073
                                                                    ------------
                                                                       3,871,660
                                                                    ------------
Telecommunication Services -- 2.0%
    44,202 AT&T, Inc. ...........................................      1,142,180
    82,419 Qwest Communications
           International, Inc. ..................................        430,227
    14,128 Sprint Nextel Corp. + ................................         53,686
     2,219 Telephone & Data Systems, Inc. .......................         75,113
     1,370 tw telecom, Inc., Class A + ..........................         24,865
    79,178 Verizon Communications, Inc. .........................      2,456,102
                                                                    ------------
                                                                       4,182,173
                                                                    ------------
Utilities -- 0.5%
     1,451 AES Corp. (The) + ....................................         15,961
     3,695 Ameren Corp. .........................................         96,366
     2,110 Atmos Energy Corp. ...................................         60,283
     5,980 Constellation Energy Group, Inc. .....................        209,958
       553 DPL, Inc. ............................................         15,036

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Utilities (continued)
     2,481 DTE Energy Co. .......................................      $ 110,653
       285 Edison International .................................          9,738
     1,019 Energen Corp. ........................................         47,414
         9 Entergy Corp. ........................................            732
     2,591 Exelon Corp. .........................................        113,512
     2,291 Integrys Energy Group, Inc. ..........................        108,547
     3,983 MDU Resources Group, Inc. ............................         85,953
       150 Nicor, Inc. ..........................................          6,288
     5,146 NiSource, Inc. .......................................         81,307
       306 Oneok, Inc. ..........................................         13,969
       830 Pinnacle West Capital Corp. ..........................         31,316
     2,570 Questar Corp. ........................................        111,024
        23 UGI Corp. ............................................            610
                                                                    ------------
                                                                       1,118,667
                                                                    ------------
Total Common Stock (Cost $100,228,079)                               115,687,964
                                                                    ------------
INVESTMENTS IN UNDERLYING FUNDS -- 45.3%
             Wilshire Large Cap Core 130/30 Fund*
 12,367,273 (Cost $87,830,906) ..................................     96,464,730
                                                                    ------------
EXCHANGE TRADED FUND -- 0.3%
      5,620 SPDR Trust Series 1 (Cost $632,081) .................        657,484
                                                                    ------------
Total Investments -- 100.0%
(Cost $188,691,066)++                                                212,810,178
Other Assets & Liabilities, Net -- 0.0%                                   76,448
                                                                    ------------
NET ASSETS -- 100.0%                                               $ 212,886,626
                                                                    ============


ADR -- American Depositary Receipt
PLC -- Public Limited Company
SPDR -- Standard & Poor's Depositary Receipt

*   Affiliated Fund.

+   Non-income producing security.

++ At March 31, 2010, the tax basis cost of the Fund's investments was $188,691,066, and the unrealized appreciation and depreciation were $24,902,705 and $(783,593) respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.

As of March 31, 2010, all of the Fund's investments were considered Level 1.

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                     MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
11,870,796 Wilshire Large Cap Core 130/30 Fund* .................   $ 91,998,666
 6,635,131 Wilshire Variable Insurance Trust Income
           Fund* ................................................     78,294,542
                                                                    ------------
Total Investments in Underlying Funds- 99.8%
(Cost $160,339,727) ++                                               170,293,208
Other Assets & Liabilities, Net - 0.2%                                   283,197
                                                                    ------------
NET ASSETS - 100.0%                                                 $170,576,405
                                                                    ============

*   Affiliated Fund

++ At March 31, 2010, the tax basis cost of the Fund's investments was $160,480,627, and the unrealized appreciation and depreciation were $12,838,867 and $(2,885,386), respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.

As of March 31, 2010, all of the Fund's investments were considered Level 1.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
ASSET BACKED SECURITIES -- 3.0%
Amortizing Residential Collateral
Trust
0.526%(a)                            01/01/32      $    29,704       $    19,240
Bayview Financial Acquisition
Trust
0.922%(a)                            02/28/44           87,730            76,614
Citigroup Mortgage Loan Trust
5.550%                               08/25/35          200,000           111,133
Conseco Finance Securitizations
Corp.
8.500% (h)                           03/01/33          344,095             7,312
Countrywide Home Equity Loan
Trust
0.400%(a)                            05/15/36          283,599           113,688
Delta Funding Home Equity
Loan Trust
7.040%                               06/25/27            4,170             4,195
Green Tree Financial corp.
9.150%                               01/15/18           13,508             8,777
Green Tree Home Improvement
Loan Trust
7.600%                               07/15/20            2,682             2,090
Green Tree Recreational
Equipment & Consumer Trust
7.250%                               03/15/29           22,287            14,412
Lehman XS Trust
0.506%(a)                            02/25/46          264,991           136,168
Morgan Stanley Mortgage Loan
Trust
0.396%(a)                            03/25/36          151,097            37,317
MSCC Heloc Trust
0.436%(a)                            07/25/17           20,798             9,906
Nelnet Student Loan Trust
1.729%(a)                            04/25/24          200,000           210,246
SACO I, Inc.
0.376%(a)                            06/25/36          161,447            29,686
0.416%(a)                            03/25/36          166,565            30,138
0.806%(a)                            09/25/35           43,430            28,377
Salomon Brothers Mortgage
Securities VII, Inc.
0.846%(a)                            03/25/32            9,445             9,330
Securitized Asset Backed
Receivables LLC Trust
0.476%(a)                            02/25/37          786,301           346,082
SG Mortgage Securities Trust
0.486%(a)                            12/25/36          773,294           352,748
WAMU Asset-Backed Certificates
0.336%(a)                            05/25/47          391,579           353,791
0.416%(a)                            05/25/47        1,300,000           795,043
0.536%(a)                            05/25/47        1,300,000           450,315
                                                                     -----------
Total Asset Backed Securities (Cost $6,150,884)                        3,146,608
                                                                     -----------



                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 21.7%

Agency Mortgage-Backed Obligations -- 13.1%
Federal Home Loan Mortgage
Corp.
5.000%                               08/01/33         $716,110          $744,364
5.000%                               09/01/33          233,762           242,985
5.000%                               09/01/33          194,184           201,846
5.000%                               09/01/33          478,174           497,041
5.000%                               10/01/33          477,742           496,592
5.561%(a)                            01/01/38          951,440         1,006,007
5.619%(a)                            05/01/37        1,042,742         1,102,013
Federal National Mortgage
Association
5.000%                               12/01/35        2,286,090         2,368,431
5.000%                               06/01/35          601,309           622,967
5.500%                               11/01/36          553,151           583,928
5.500%                               08/01/37          643,090           679,876
5.500%                               02/01/22           39,571            42,377
5.500%                               09/01/35        2,110,034         2,230,733
5.500%                               11/01/21           81,853            87,849
5.500%                               04/01/36          971,660         1,019,043
6.014%(a)                            01/01/37          481,727           507,116
6.500%                               11/01/37           87,035            94,448
7.000%                               05/01/32           49,919            56,418
Government National Mortgage
Association
5.500%                               05/15/36          118,533           125,881
6.000%                               03/15/35          811,869           872,563
6.000%                               05/15/33          130,274           140,990
6.000%                               03/15/37          138,299           147,990
                                                                     -----------
                                                                      13,871,458
                                                                     -----------
Non-Agency Mortgage-Backed Obligations -- 8.6%
American Home Mortgage Assets
0.476%(a)                            05/25/46          238,928            51,852
Asset Securitization Corp.
6.378%(a)                            02/14/43          100,000           107,986
Banc of America Commercial
Mortgage, Inc.
5.620%                               02/10/51           10,000            10,349
5.658%(a)                            06/10/49           60,000            62,385
Banc of America Funding Corp.
3.794%(a)                            09/20/35        1,441,386           634,691
Banc of America Mortgage
Securities, Inc.
3.467%(a)                            02/25/34           19,362            17,309
Bear Stearns Adjustable Rate
Mortgage Trust
3.600%(a)                            02/25/34           58,655            48,566
3.647%(a)                            11/25/34           77,496            67,044
Citigroup Mortgage Loan Trust,
Inc.
3.339%(a)                            02/25/34           69,301            61,237
3.462%(a)                            09/25/34           71,383            63,871

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Non-Agency Mortgage-Backed Obligations (continued)
Countrywide Alternative Loan
Trust
0.450%(a)                            03/20/46      $    78,945       $    40,959
0.556%(a)                            10/25/35          122,427            65,256
3.705%(a)                            09/25/34          113,742            82,281
First Horizon Asset Securities,
Inc.
2.893%(a)                            02/25/35          366,826           363,901
GE Capital Commercial Mortgage
Corp.
5.543%                               12/10/49          210,000           193,264
Greenpoint Mortgage Funding
Trust
0.456%(a)                            04/25/36          588,319           313,241
Harborview Mortgage Loan Trust
0.387%(a)                            01/25/47          887,271           491,760
0.457%(a)                            05/19/35          137,492            81,686
Homebanc Mortgage Trust
0.546%(a)                            05/25/37          130,806            92,749
Impac CMB Trust
0.786%(a)                            05/25/35          118,667            84,771
Indymac INDA Mortgage Loan
Trust
6.143%(a)                            11/25/37          103,121            75,771
Indymac Index Mortgage Loan
Trust
0.366%(a)                            07/25/36          351,544           169,367
0.446%(a)                            06/25/47          302,605           150,192
0.506%(a)                            06/25/35          512,581           299,911
3.539%(a)                            03/25/35          116,299            77,955
5.099%(a)                            09/25/35           77,537            58,445
JP Morgan Chase Commercial
Mortgage Securities Corp.
5.280%(a)                            01/12/43          100,000           101,601
5.420%                               01/15/49          100,000            96,335
LB-UBS Commercial Mortgage
Trust
4.954%                               09/15/30          500,000           507,171
Luminent Mortgage Trust
0.436%(a)                            05/25/46          254,673           130,479
Master Adjustable Rate Mortgages
Trust
0.446%(a)                            05/25/47          843,458           426,289
1.263%(a)                            12/25/46          287,757            92,527
2.906%(a)                            02/25/35          292,605           208,377
3.928%(a)                            12/25/34           18,721            13,094
Morgan Stanley Capital I
7.035%(a)                            04/15/33          194,514           193,563
4.989%(a)                            08/13/42          240,000           244,374
5.692%(a)                            04/15/49          400,000           366,840
Morgan Stanley Mortgage Loan
Trust
0.566%(a)                            01/25/35          266,369           174,306
3.031%(a)                            07/25/35          163,726           112,529
3.863%(a)                            08/25/34          119,551            91,961
Prime Mortgage Trust
8.000%                               07/25/34          169,946           129,371



                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Non-Agency Mortgage-Backed Obligations (continued)
RBSGC Mortgage Pass Through
Certificates
0.696%(a)                            01/25/37      $   315,536       $   178,565
Residential Accredit Loans, Inc.
0.336%(a)                            10/25/46          150,678           140,361
0.606%(a)                            01/25/37          337,525           177,471
Residential Asset Securitization
Trust
4.750%                               02/25/19          523,726           510,469
Structured Adjustable Rate
Mortgage Loan Trust
2.647%(a)                            01/25/35          135,793           106,706
2.989%(a)                            11/25/34          118,182            87,200
Thornburg Mortgage Securities
Trust
6.198%(a)                            09/25/37          327,272           291,480
6.201%(a)                            09/25/37          330,329           282,211
WaMu Mortgage Pass Through
Certificates
0.476%(a)                            04/25/45          126,454           100,878
4.821%(a)                            10/25/35          250,167           229,646
5.592%(a)                            11/25/36          300,000           217,075
Washington Mutual MSC
Mortgage Pass-Through
Certificates
2.871%(a)                            01/25/35           47,463            40,518
Wells Fargo Mortgage Backed
Securities Trust
5.132%(a)                            04/25/36           69,780            62,866
                                                                     -----------
                                                                       9,081,062
                                                                     -----------
Total Collateralized Mortgage Obligations (Cost $25,971,880)          22,952,520
                                                                     -----------
COMMON STOCK-- 0.00%
                                                      Shares
                                                   -----------
CB Premiere Escrow Security
Total Common Stock (Cost $--)                           10,000                --
                                                                     -----------
CORPORATE BONDS -- 30.4%
Consumer Discretionary -- 2.5%
Boyd Gaming Corp.
6.750%                               04/15/14          $10,000             8,725
7.125%                               02/01/16           10,000             8,350
Cengage Learning Acquisitions,
Inc.
10.500%(b)                           01/15/15           40,000            38,400
Comcast Corp.
6.500%                               01/15/15          665,000           748,557
Cricket Communications, Inc.
7.750%                               05/15/16           80,000            83,000
CSC Holdings LLC
8.625%(b)                            02/15/19           10,000            10,950

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Consumer Discretionary (continued)
Daimler Finance NA, LLC
6.500%                               11/15/13      $    30,000       $    33,259
7.300%                               01/15/12          135,000           147,000
DI Finance/DynCorp
International
9.500%                               02/15/13           10,000            10,125
DISH DBS Corp.
7.000%                               10/01/13           20,000            20,800
7.750%                               05/31/15           40,000            41,800
7.875%                               09/01/19           45,000            46,800
Eastman Kodak Co.
7.250%                               11/15/13           35,000            33,337
Inn of the Mountain Gods Resort
& Casino
12.000%(c)(h)                        11/15/10           10,000             4,800
J.C. Penney Corp., Inc.
7.400%                               04/01/37           10,000            10,000
McDonald's Corp. MTN
5.350%                               03/01/18           80,000            86,896
MGM Mirage
10.375%(b)                           05/15/14            5,000             5,513
11.125%(b)                           11/15/17           20,000            22,500
MGM Mirage, Inc.
6.750%                               09/01/12           10,000             9,450
7.625%                               01/15/17           20,000            16,650
Mohegan Tribal Gaming
Authority
8.000%                               04/01/12            5,000             4,612
Motors Liquidation Co.
8.250%(c)                            07/15/23           70,000            25,900
8.375%(c)                            07/05/33           30,000            14,992
News America, Inc.
6.650%                               11/15/37           10,000            10,517
Qwest Corp.
6.875%                               09/15/33           20,000            19,300
Reed Elsevier Capital, Inc.
8.625%                               01/15/19          120,000           149,707
Service Corp. International
7.500%                               04/01/27           30,000            27,450
Station Casinos, Inc.
6.000%(c)(h)                         04/01/12           20,000             1,350
7.750%(c)(h)                         08/15/16           70,000             5,075
Time Warner Cable, Inc.
6.750%                               06/15/39           80,000            83,921
7.300%                               07/01/38          130,000           144,680
8.250%                               04/01/19          250,000           302,522
8.750%                               02/14/19           80,000            99,375
Time Warner, Inc.
6.875%                               05/01/12          290,000           318,987
Verizon Global Funding Corp.
4.375%                               06/01/13           35,000            37,164
                                                                     -----------
                                                                       2,632,464
                                                                     -----------



                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Consumer Staples -- 0.8%
CVS Caremark Corp.
6.600%                               03/15/19      $   380,000       $   424,846
Dr Pepper Snapple Group, Inc.
6.820%                               05/01/18          110,000           125,665
PepsiCo, Inc.
7.900%                               11/01/18          190,000           235,707
Reynolds American, Inc.
6.750%                               06/15/17           90,000            96,398
                                                                     -----------
                                                                         882,616
                                                                     -----------
Energy -- 4.5%
Anadarko Petroleum Corp.
6.450%                               09/15/36          310,000           315,933
8.700%                               03/15/19           10,000            12,372
Apache Corp.
6.000%                               09/15/13          180,000           201,673
Baker Hughes, Inc.
7.500%                               11/15/18          200,000           239,102
Chesapeake Energy Corp.
6.250%                               01/15/18           25,000            23,813
6.375%                               06/15/15           10,000             9,825
7.250%                               12/15/18           85,000            85,000
Complete Production Services,
Inc.
8.000%                               12/15/16           75,000            74,250
ConocoPhillips
4.750%                               10/15/12           80,000            86,116
5.900%                               05/15/38          210,000           216,734
Dynegy Holdings, Inc.
7.750%                               06/01/19           25,000            18,875
El Paso Corp. MTN
7.800%                               08/01/31          611,000           600,507
Energy Transfer Partners LP
6.700%                               07/01/18          160,000           174,776
Hess Corp.
7.300%                               08/15/31          167,000           190,295
7.875%                               10/01/29           60,000            71,890
8.125%                               02/15/19          160,000           195,032
Kerr-McGee Corp.
6.950%                               07/01/24           10,000            11,124
7.875%                               09/15/31          155,000           180,056
Kinder Morgan Energy Partners
LP
5.000%                               12/15/13           25,000            26,802
5.850%                               09/15/12           10,000            10,865
5.950%                               02/15/18           60,000            64,353
6.000%                               02/01/17          150,000           161,092
6.750%                               03/15/11           10,000            10,507
6.950%                               01/15/38          110,000           119,155
7.125%                               03/15/12            5,000             5,475
Occidental Petroleum Corp.
7.000%                               11/01/13          320,000           370,670
Peabody Energy Corp.
6.875%                               03/15/13            3,000             3,034

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Energy (continued)
Pemex Project Funding Master
Trust
6.625%                               06/15/35      $   207,000       $   203,933
Pride International, Inc.
7.375%                               07/15/14           20,000            20,600
SandRidge Energy, Inc.
9.875%(b)                            05/15/16           80,000            82,200
Southern Natural Gas Co.
5.900%(b)                            04/01/17           30,000            31,247
8.000%                               03/01/32           75,000            84,546
Tennessee Gas Pipeline Co.
7.625%                               04/01/37          150,000           165,860
Williams , Inc.
7.500%                               01/15/31          269,000           295,573
7.750%                               06/15/31           60,000            67,309
XTO Energy, Inc.
5.500%                               06/15/18           48,000            52,111
7.500%                               04/15/12          296,000           331,621
                                                                     -----------
                                                                       4,814,326
                                                                     -----------
Financials -- 14.6%
Allstate Life Global Funding
Trust MTN
5.375%                               04/30/13          100,000           108,935
American Express Co.
6.800%(a)                            09/01/66          115,000           112,125
American Express Credit Corp.
MTN
5.125%                               08/25/14          370,000           392,839
5.875%                               05/02/13           70,000            75,826
American General Finance Corp.
MTN
6.900%                               12/15/17          320,000           280,291
American International Group,
Inc.
5.850%                               01/16/18           40,000            37,167
6.250%                               03/15/37          200,000           148,000
BAC Capital Trust XIV
5.630%(a)                            03/15/12           10,000             7,525
Bank of America Corp.
7.625%                               06/01/19          370,000           423,229
Bear Stearns LLC
7.250%                               02/01/18          270,000           312,036
Berkshire Hathaway, Inc.
3.200%                               02/11/15          210,000           211,792
Boeing Capital Corp.
4.700%                               10/27/19           70,000            70,380
Caterpillar Financial Services
Corp. MTN
6.200%                               09/30/13          260,000           293,637
Citigroup, Inc.
5.000%                               09/15/14          315,000           314,556
5.500%                               10/15/14           60,000            62,094
6.010%                               01/15/15          210,000           220,619
6.500%                               08/19/13           60,000            64,730



                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Financials (continued)
6.875%                               03/05/38      $   320,000       $   323,359
Commonwealth Bank of Australia
2.500%                               12/10/12        1,000,000         1,017,740
Countrywide Financial Corp.
6.250%                               05/15/16           50,000            51,335
European Investment Bank
2.875%                               01/15/15          250,000           250,826
FIA Card Services
7.125%                               11/15/12          510,000           558,809
Ford Motor Credit Co. LLC
5.507%(a)                            06/15/11          103,000           105,060
7.375%                               02/01/11           60,000            61,498
8.000%                               12/15/16          420,000           442,522
12.000%                              05/15/15          340,000           406,197
Forest City Enterprises, Inc.
6.500%                               02/01/17            8,000             6,440
General Electric Capital Corp.
MTN
5.625%                               05/01/18          260,000           272,143
6.375%(a)                            11/15/67          420,000           394,275
6.875%                               01/10/39          470,000           506,947
GMAC, Inc.
6.875%                               09/15/11          354,000           359,752
7.250%                               03/02/11          104,000           105,820
Goldman Sachs Capital II
5.793%(a)                            12/29/49           20,000            16,950
Goldman Sachs Group, Inc.
MTN
5.375%                               03/15/20          310,000           307,133
6.600%                               01/15/12          290,000           314,664
HSBC Finance Corp. MTN
4.625%                               09/15/10          400,000           406,620
6.375%                               11/27/12           40,000            43,808
International Lease Finance Corp.
MTN
5.625%                               09/15/10          160,000           161,129
JPMorgan Chase & Co.
5.125%                               09/15/14          595,000           628,558
5.150%                               10/01/15          200,000           211,066
5.750%                               01/02/13          195,000           211,628
Landwirtschaftliche Rentenbank
3.125%                               07/15/15          250,000           250,779
Lehman Brothers Holdings
Capital Trust VII MTN
5.857%(c)                            11/29/49          200,000               500
Lehman Brothers Holdings, Inc.
MTN
6.200%(c)                            09/26/14           80,000            18,600
6.500%(c)                            07/19/17          160,000               800
6.750%(c)                            12/28/17          340,000               850
Merrill Lynch & Co., Inc. MTN
6.875%                               04/25/18           70,000            75,554
MetLife, Inc.
6.400%                               12/15/36           40,000            35,800

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Financials (continued)
Morgan Stanley
0.701%(a)                            10/18/16      $    40,000       $    36,572
5.625%                               01/09/12          300,000           317,750
5.750%                               08/31/12           70,000            75,102
6.625%                               04/01/18          100,000           106,658
Nationwide Building Society
2.500%                               08/17/12        1,000,000         1,018,401
Private Export Funding Corp.
4.950%                               11/15/15          260,000           282,982
Royal Bank of Scotland PLC
4.875%                               03/16/15          100,000            99,975
Shell International Finance BV
4.375%                               03/25/20          230,000           228,017
SLM Corp. MTN
5.000%                               04/15/15           10,000             9,106
5.000%                               10/01/13          355,000           339,153
5.050%                               11/14/14           50,000            46,269
5.375%                               05/15/14          345,000           326,780
5.625%                               08/01/33           35,000            27,007
SunTrust Capital VIII
6.100%(a)                            12/15/36           50,000            41,150
SunTrust Preferred Capital I
5.853%(a)                            12/15/11           11,000             8,470
Travelers Cos., Inc. (The)
6.250%(a)                            03/15/37          270,000           265,776
UBS AG MTN
3.875%                               01/15/15          260,000           256,499
Unilever Capital Corp.
7.125%                               11/01/10           55,000            57,086
Ventas Realty
9.000%                               05/01/12           10,000            10,672
Wachovia Capital Trust III
5.800%(a)                            03/15/11          320,000           271,200
Wachovia Corp.
5.625%                               10/15/16          690,000           727,153
Wells Fargo & Co.
5.000%                               11/15/14            5,000             5,227
5.300%                               08/26/11           90,000            94,805
Wells Fargo Capital X
5.950%                               12/15/36          100,000            91,684
                                                                     -----------
                                                                      15,426,437
                                                                     -----------
Health Care -- 1.4%
Community Health Systems, Inc.
8.875%                               07/15/15           70,000            72,450
DaVita, Inc.
6.625%                               03/15/13           85,000            85,531
GlaxoSmithKline Capital, Inc.
5.650%                               05/15/18          380,000           412,620
HCA, Inc.
6.250%                               02/15/13           14,000            13,895
6.300%                               10/01/12           59,000            58,926



                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Health Care (continued)
7.500%                               11/15/95      $    20,000       $    15,700
7.690%                               06/15/25           30,000            27,750
9.125%                               11/15/14           10,000            10,562
9.250%                               11/15/16           60,000            63,938
HCA, Inc. PIK
9.625%                               11/15/16           21,037            22,536
Humana, Inc.
7.200%                               06/15/18          130,000           140,575
Medtronic, Inc.
4.450%                               03/15/20           80,000            79,617
Tenet Healthcare Corp.
9.000%(b)                            05/01/15           60,000            64,650
9.250%                               02/01/15           71,000            74,461
10.000%(b)                           05/01/18           60,000            67,200
UnitedHealth Group, Inc.
6.000%                               02/15/18           40,000            42,708
WellPoint, Inc.
5.875%                               06/15/17           20,000            21,474
Wyeth
5.950%                               04/01/37          200,000           209,396
                                                                     -----------
                                                                       1,483,989
                                                                     -----------
Industrials -- 1.1%
Boeing Co.
4.875%                               02/15/20           40,000            40,925
6.000%                               03/15/19          100,000           110,320
Delta Air Lines, Inc.
6.821%                               08/10/22          337,078           337,078
7.570%                               11/18/10          200,000           202,500
RailAmerica, Inc.
9.250%                               07/01/17          108,000           115,155
United Parcel Service, Inc.
4.500%                               01/15/13          330,000           352,738
                                                                     -----------
                                                                       1,158,716
                                                                     -----------
Information Technology -- 0.0%
Freescale Semiconductor, Inc.
8.875%                               12/15/14            5,000             4,775
                                                                     -----------
Materials -- 0.6%
Alcoa, Inc.
6.000%                               07/15/13          100,000           106,667
Freeport-McMoRan Copper &
Gold, Inc.
8.375%                               04/01/17          345,000           383,812
PPG Industries, Inc.
5.750%                               03/15/13           30,000            32,452
6.650%                               03/15/18           30,000            33,395
Steel Dynamics, Inc.
6.750%                               04/01/15           60,000            60,450
7.375%                               11/01/12            5,000             5,200

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Materials (continued)
Westlake Chemical Corp.
6.625%                               01/15/16      $     8,000       $     7,800
                                                                     -----------
                                                                         629,776
                                                                     -----------
Telecommunication Services -- 1.6%
America Movil SAB de CV
5.000%(b)                            03/30/20          100,000            98,587
AT&T, Inc.
5.100%                               09/15/14           80,000            86,555
6.550%                               02/15/39          110,000           115,637
Bellsouth Capital Funding Corp.
7.875%                               02/15/30          160,000           185,962
BellSouth Corp.
4.750%                               11/15/12           10,000            10,663
Intelsat Corp.
9.250%                               08/15/14           90,000            92,250
Intelsat Jackson Holdings, Ltd.
9.500%                               06/15/16           15,000            15,975
New Cingular Wireless Services,
Inc.
8.125%                               05/01/12           85,000            95,920
Qwest Communications
International, Inc.
7.500%                               02/15/14           28,000            28,490
Sprint Capital Corp.
6.900%                               05/01/19          230,000           210,450
8.375%                               03/15/12           40,000            41,800
8.750%                               03/15/32           25,000            23,187
Verizon Communications, Inc.
5.500%                               02/15/18          210,000           222,575
6.100%                               04/15/18          165,000           180,489
8.950%                               03/01/39          170,000           231,253
Windstream Corp.
8.625%                               08/01/16           85,000            86,912
                                                                     -----------
                                                                       1,726,705
                                                                     -----------
Utilities -- 3.3%
AES Corp. (The)
7.750%                               10/15/15           70,000            71,225
7.750%                               03/01/14            3,000             3,068
8.000%                               06/01/20          240,000           239,100
8.875%                               02/15/11            9,000             9,349
9.375%                               09/15/10           63,000            64,733
Dominion Resources, Inc.
4.750%                               12/15/10           30,000            30,821
5.700%                               09/17/12          260,000           281,730
Duke Energy Carolinas LLC
5.625%                               11/30/12          380,000           416,155
Edison Mission Energy
7.000%                               05/15/17           30,000            20,925
7.200%                               05/15/19           80,000            55,200
7.625%                               05/15/27           40,000            25,600
7.750%                               06/15/16           30,000            21,900



                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Utilities (continued)
Energy Future Holdings Corp.
6.500%                               11/15/24      $    70,000       $    36,400
6.550%                               11/15/34          170,000            87,550
Energy Future Holdings Corp.
PIK
11.250%                              11/01/17        1,595,512         1,084,948
Exelon Corp.
5.625%                               06/15/35          210,000           195,013
FirstEnergy Corp.
6.450%                               11/15/11            7,000             7,425
7.375%                               11/15/31          360,000           372,558
NRG Energy, Inc.
7.250%                               02/01/14           55,000            55,412
7.375%                               01/15/17           20,000            19,800
7.375%                               02/01/16           35,000            34,737
Pacific Gas & Electric Co.
5.800%                               03/01/37           10,000             9,922
6.050%                               03/01/34          190,000           195,665
8.250%                               10/15/18           20,000            24,415
Tennessee Valley Authority
5.250%                               09/15/39          100,000            98,888
                                                                     -----------
                                                                       3,462,539
                                                                     -----------
Total Corporate Bonds
(Cost $32,302,943)                                                    32,222,343
                                                                     -----------
FOREIGN BONDS (f) -- 6.9%
Australia -- 0.3%
Rio Tinto Finance USA, Ltd.
6.500%                               07/15/18          250,000           281,392
                                                                     -----------
Canada -- 1.0%
Conoco Funding Co.
7.250%                               10/15/31           35,000            41,050
6.350%                               10/15/11           70,000            75,510
Hydro Quebec
6.300%                               05/11/11           60,000            63,649
OPTI Canada, Inc.
8.250%                               12/15/14            5,000             4,700
7.875%                               12/15/14           20,000            18,700
Province of Ontario Canada
4.000%                               10/07/19          380,000           373,131
2.950%                               02/05/15          490,000           491,305
Rogers Communications, Inc.
6.750%                               03/15/15           10,000            11,385
6.375%                               03/01/14           10,000            11,098
Sun Media Corp.
7.625%                               02/15/13           10,000             9,813
Teck Resources, Ltd.
10.750%                              05/15/19           15,000            18,375
10.250%                              05/15/16           10,000            11,900

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Canada (continued)
9.750%                               05/15/14      $    10,000       $    11,850
                                                                     -----------
                                                                       1,142,466
                                                                     -----------
Cayman Islands -- 0.7%
MUFG Capital Finance 1, Ltd.
6.346%(a)                            07/25/49          100,000            99,155
Petrobras International Finance
Co.
6.125%                               10/06/16           90,000            96,950
5.750%                               01/20/20           10,000            10,245
Systems 2001 AT LLC
6.664%(b)                            09/15/13          262,241           276,992
Vale Overseas, Ltd.
6.875%                               11/21/36          185,000           191,392
                                                                     -----------
                                                                         674,734
                                                                     -----------
France -- 0.1%
Cie Generale de Geophysique-
Veritas
7.750%                               05/15/17           70,000            70,000
7.500%                               05/15/15           25,000            25,063
                                                                     -----------
                                                                          95,063
                                                                     -----------
Germany -- 0.6%
Kreditanstalt fuer Wiederaufbau
2.750%                               10/21/14          610,000           611,291
                                                                     -----------
Luxembourg -- 0.8%
FMC Finance III SA
6.875%                               07/15/17          145,000           150,800
Telecom Italia Capital SA
6.999%                               06/04/18           30,000            32,445
5.250%                               10/01/15          210,000           215,017
5.250%                               11/15/13           35,000            36,660
4.950%                               09/30/14           40,000            41,033
Tyco International Finance SA
6.750%                               02/15/11           80,000            83,880
6.375%                               10/15/11          100,000           107,743
6.000%                               11/15/13          220,000           243,126
Tyco International, Ltd.
7.000%                               12/15/19          138,000           158,376
                                                                     -----------
                                                                       1,069,080
                                                                     -----------
Mexico -- 0.4%
America Movil SAB de CV
5.625%                               11/15/17           80,000            84,510
Kansas City Southern de Mexico
SA de CV
12.500%                              04/01/16           55,000            65,037
9.375%                               05/01/12            7,000             7,175
Mexico Government International
Bond MTN
6.750%                               09/27/34          152,000           167,200
                                                                     -----------
                                                                         323,922
                                                                     -----------


                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
Netherlands -- 0.4%
Deutsche Telekom International
Finance BV
5.750%                               03/23/16      $   195,000       $   209,626
Koninklijke KPN NV
8.000%                               10/01/10          230,000           238,062
                                                                     -----------
                                                                         447,688
                                                                     -----------
Russia -- 0.9%
Russia Federation (e)
7.500%                               03/31/30          794,300           915,510
                                                                     -----------
United Kingdom -- 1.7%
Barclays Bank PLC
5.200%                               07/10/14          200,000           213,568
5.000%                               09/22/16          200,000           205,574
BP Capital Markets PLC
5.250%                               11/07/13          270,000           297,115
3.875%                               03/10/15           90,000            93,472
British Telecommunications PLC
9.375%(e)                            06/15/10          140,000           147,843
Diageo Capital PLC
7.375%                               01/15/14          390,000           453,543
Royal Bank of Scotland Group
PLC MTN
7.640%(a)                            09/29/17          100,000            63,000
6.400%                               10/21/19          180,000           179,955
5.050%                               01/08/15           60,000            56,812
5.000%                               11/12/13           60,000            58,288
5.000%                               10/01/14           30,000            28,710
                                                                     -----------
                                                                       1,797,880
                                                                     -----------
Total Foreign Bonds
(Cost $6,972,255)                                                      7,359,026
                                                                     -----------
MUNICIPAL BONDS -- 0.2%
Municipal Electric Authority of
Georgia, RB
6.655%, 04/01/57                                        40,000            39,768
6.637%, 04/01/57                                        60,000            59,512
State of California, Build America
Bonds, GO
7.300%, 10/01/39                                       100,000           100,354
                                                                     -----------
Total Municipal Bonds
(Cost $200,815)                                                          199,634
                                                                     -----------



                                                       Shares            Value
                                                      --------       -----------
PREFERRED STOCK -- 0.3%
Citigroup Capital XII (a)                                5,800           148,886
Federal Home Loan Mortgage
Corp., Ser Z(a)                                         14,850            18,860

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)



                                                       Shares            Value
                                                      --------       -----------
PREFERRED STOCK -- continued
Federal National Mortgage
Association, Ser O                                         500       $       750
Federal National Mortgage
Association, Ser S                                      10,775            13,684
GMAC, Inc. Preferred Blocker,
Inc.                                                       145           110,526
Motors Liquidation Co., Ser B                            6,250            53,312
Motors Liquidation Co., Ser C                            2,000            17,160
                                                                     -----------
Total Preferred Stock (Cost $1,017,510)                                  363,178
                                                                     -----------

                                    Maturity
                                      Date             Par             Value
                                    ---------      -----------       -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 10.3%
FHLB
0.757%(d)                            09/16/14      $   480,000           481,150
FHLMC
9.193%(d)                            03/15/31        1,170,000           360,502
FNMA
2.050%                               10/19/12          450,000           450,349
5.125%                               01/02/14          500,000           543,000
5.250%                               08/01/12          280,000           301,476
7.569%(d)                            10/09/19          920,000           538,283
FHLMC
2.500%(e)                            08/19/10        2,080,000         2,080,208
5.000%                               02/16/17          650,000           706,940
FNMA
2.000%                               04/15/13          810,000           809,741
2.750%                               03/29/11        1,720,000         1,717,248
5.000%                               06/01/35        2,246,779         2,327,704
6.625%                               11/15/30          490,000           585,584
                                                                     -----------
Total U.S. Government & Agency Obligations
(Cost $10,923,713)                                                    10,902,185
                                                                     -----------

U. S. TREASURY OBLIGATIONS -- 17.8%
U. S. Treasury Bills
0.024% (d)                           04/29/10        1,000,000           999,883
U.S. Treasury Bonds
8.000%                               11/15/21        3,310,000         4,509,875
4.625%                               02/15/40          630,000           620,944
4.500%                               08/15/39        2,940,000         2,838,937
4.375%                               11/15/39          140,000           132,387
U.S. Treasury Inflationary Protection
Securities(g)
3.875%                               04/15/29          330,000           552,076
3.625%                               04/15/28           80,000           130,665
2.500%                               01/15/29        1,465,000         1,562,890
1.750%                               01/15/28          800,000           783,304
U.S. Treasury Notes
3.625%                               02/15/20        3,830,000         3,764,771
3.250%                               03/31/17          560,000           559,300
2.375%                               02/28/15          430,000           427,046
1.375%                               03/15/13        2,000,000         1,988,280
                                                                     -----------
Total U.S. Treasury Obligations
(Cost $19,138,750)                                                    18,870,358
                                                                     -----------



Value                                                                    Value
-----                                                                -----------
Total Investments- 90.6%
(Cost $102,678,750)+                                                $ 96,015,852
Other Assets & Liabilities, Net - 9.4%                                 9,960,577
                                                                    ------------
NET ASSETS - 100.0%                                                 $105,976,429
                                                                    ============
FORWARD COMMITMENT
                     Interest       Delivery
Description            Rate           Date            Par             Value
===========          ========       ========       ===========     =============
TBA Purchase Commitments as of March 31, 2010 -- 13.6%
(Cost Payable $11,092,133)
FNMA                  4.500%         4/19/10       $   800,000     $     828,500
FNMA                  4.500%         4/13/10           200,000           202,219
FNMA                  5.000%         4/13/10         1,700,000         1,754,188
FNMA                  5.000%         4/19/10         1,800,000         1,890,563
FNMA                  6.000%         4/13/10           200,000           213,594
FNMA                  6.000%         4/13/10           200,000           212,531
FNMA                  6.000%         4/13/10           300,000           318,773
FNMA                  6.000%         4/13/10           300,000           318,750
FNMA                  6.500%         4/13/10         2,600,000         2,805,766
GNMA                  4.000%         4/20/10           500,000           490,742
GNMA                  4.000%         4/20/10           200,000           196,344
GNMA                  4.000%         4/20/10           100,000            98,359
GNMA                  4.500%         4/20/10           100,000           101,234
GNMA                  4.500%         4/20/10           100,000           101,250
GNMA                  5.000%         4/20/10         1,200,000         1,247,436
GNMA                  5.000%         4/20/10           300,000           311,883
                                                                   -------------
                                                                   $  11,092,132
                                                                   =============
TBA Sale Commitments as of March 31, 2010 -- 3.3%
(Proceeds receivable $1,963,867)
FNMA                  4.500%         4/13/10 $        (100,000)    $   (100,469)
FNMA                  4.500%         4/13/10          (100,000)        (100,453)
FNMA                  5.000%         4/13/10          (200,000)        (207,984)
FNMA                  5.000%         4/13/10          (200,000)        (207,937)
FNMA                  5.000%         4/19/10        (1,300,000)      (1,347,023)
                                                                   -------------
                                                                   $ (1,963,866)
                                                                   =============
Cnv -- Convertible
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Company
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NA -- National Association
PLC -- Public Limited Company
RB -- Revenue Bond
Ser -- Series
TBA -- To Be Announced

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

(a) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2010.

(b) Securities sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors. " These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) Security is in default on interest payments.

(d) Zero coupon security. The rate shown is the effective yield at time of purchase.

(e) Step Bonds - The rate shown is the effective yield on March 31, 2010. The coupon on a step bond changes on a specified date.

(f) Foreign security denominated in U. S. currency.

(g) Inflation protected security. Principal amount periodically adjusted for inflation.

(h) Securities considered illiquid. The total value of such securities as of March 31, 2010 was $18,537 and represented 0.02% of Net Assets.

+ At March 31, 2010, the tax basis cost of the Fund's investments was $102,678,750, and the unrealized appreciation and depreciation were $3,253,841 and $(9,916,739), respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value:


Investment in Securities

                                              Level 1           Level 2          Level 3            Total
                                             --------         ----------        ----------      -------------
Asset-Backed Securities                      $     --         $ 3,146,608      $       --       $   3,146,608
Collateralized Mortgage Obligations                --          22,952,520              --          22,952,520
Common Stock                                       --                  --              -- ++               --
Corporate Bonds                                    --          32,222,343              --          32,222,343
Foreign Bonds                                      --           7,359,026              --           7,359,026
Municipal Bonds                                    --             199,634              --             199,634
Preferred Stock                               181,430             181,748              --             363,178
U.S. Government & Agency Obligations               --           2,674,760              --           2,674,760
U.S. Treasury Obligations                          --          18,870,358              --          18,870,358
                                             --------         -----------       ---------         -----------
                                              181,430          87,606,997              --          87,788,427
                                             ========         ===========       =========         ===========

                                              Level 1           Level 2          Level 3            Total
                                             --------         ----------        ----------      -------------
Other Financial Instruments
         Commitments                         $     --         $ 9,151,282      $       --        $  9,151,282
                                             ========         ===========       =========         ===========


++ This security was categorized as Level 3 and had a market value of $0 as of March 31, 2010.

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                         MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
COMMON STOCK -- 95.8%
Consumer Discretionary -- 12.1%
       830 Amazon.com, Inc. + ...................................   $    112,656
     6,660 Cablevision Systems Corp., Class A ...................        160,772
    20,350 Comcast Corp. Special, Class A .......................        382,987
     9,440 Home Depot, Inc. (The) ...............................        305,384
     9,400 Marcus Corp. .........................................        122,106
     4,500 McDonald's Corp. .....................................        300,240
    17,630 Newell Rubbermaid, Inc. ..............................        267,976
    30,090 News Corp., Class B ..................................        511,831
    42,790 Staples, Inc. ........................................      1,000,858
    33,610 Target Corp. .........................................      1,767,886
    26,800 Toll Brothers, Inc. + ................................        557,440
    26,410 Walt Disney Co. (The) ................................        921,973
                                                                    ------------
                                                                       6,412,109
                                                                    ------------
Consumer Staples -- 10.7%
     2,300 Coca-Cola Co. (The) ..................................        126,500
     5,000 Costco Wholesale Corp. ...............................        298,550
     3,640 CVS Caremark Corp. ...................................        133,078
     8,700 Estee Lauder Cos., Inc. (The), Class A ...............        564,369
     3,210 General Mills, Inc. ..................................        227,236
     5,000 HJ Heinz Co. .........................................        228,050
    11,600 Kellogg Co. ..........................................        619,788
    10,800 Kimberly-Clark Corp. .................................        679,104
    13,240 Kraft Foods, Inc., Class A ...........................        400,377
    11,400 McCormick & Co., Inc. ................................        437,304
    13,150 PepsiCo, Inc. ........................................        870,004
    17,210 Procter & Gamble Co. (The) ...........................      1,088,877
                                                                    ------------
                                                                       5,673,237
                                                                    ------------
Energy -- 9.6%
    23,440 BP PLC ADR ...........................................      1,337,721
     2,200 Cenovus Energy, Inc. .................................         57,662
     2,360 Devon Energy Corp. ...................................        152,055
     3,080 Diamond Offshore Drilling, Inc. ......................        273,535
    25,150 El Paso Corp. ........................................        272,626
     1,200 EnCana Corp. .........................................         37,236
     8,270 Halliburton Co. ......................................        249,175
     7,510 National Oilwell Varco, Inc. .........................        304,756
    11,570 Newfield Exploration Co. + ...........................        602,218
     7,800 Petrohawk Energy Corp. + .............................        158,184
    24,300 Petroleo Brasileiro SA ADR ...........................      1,081,107
     1,700 Schlumberger, Ltd. ...................................        107,882
    12,870 Spectra Energy Corp. .................................        289,961
     7,600 Weatherford International, Ltd. + ....................        120,536
                                                                    ------------
                                                                       5,044,654
                                                                    ------------
Financials -- 13.6%
     7,280 American Express Co. .................................        300,373
    20,920 Annaly Capital Management, Inc. ......................        359,406
    62,830 Bank of America Corp. ................................      1,121,516
     2,960 Bank of New York Mellon Corp. (The) ..................         91,405
         7 Berkshire Hathaway, Inc., Class A + ..................        852,600
    27,400 Charles Schwab Corp. (The) ...........................        512,106
    66,090 Chimera Investment Corp. .............................        257,090
    11,000 Forest City Enterprises, Inc., Class A + .............        158,510
    25,710 JPMorgan Chase & Co. .................................      1,150,522
     7,900 Moody's Corp. ........................................        235,025
    16,820 Travelers Cos., Inc. (The) ...........................        907,271
    40,330 Wells Fargo & Co. ....................................      1,255,069
                                                                    ------------
                                                                       7,200,893
                                                                    ------------
Health Care -- 11.5%
    16,620 Abbott Laboratories ..................................        875,542
    19,820 AmerisourceBergen Corp., Class A .....................        573,194



   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
     3,850 Amgen, Inc. + ........................................   $    230,076
    24,090 Bristol-Myers Squibb Co. .............................        643,203
     7,030 Celgene Corp. + ......................................        435,579
     3,720 Edwards Lifesciences Corp. + .........................        367,834
    21,400 Johnson & Johnson ....................................      1,395,280
     4,750 Merck & Co., Inc. ....................................        177,412
    19,600 Novartis AG ADR ......................................      1,060,360
    11,880 Pfizer, Inc. .........................................        203,742
     2,440 Roche Holding AG ADR .................................         98,869
                                                                    ------------
                                                                       6,061,091
                                                                    ------------
Industrials -- 12.0%
     4,000 3M Co. ...............................................        334,280
     7,500 Covanta Holding Corp. + ..............................        124,950
     7,530 Eaton Corp. ..........................................        570,548
     7,000 Emerson Electric Co. .................................        352,380
     4,000 First Solar, Inc. + ..................................        490,600
    63,550 General Electric Co. .................................      1,156,610
     6,900 Honeywell International, Inc. ........................        312,363
    47,680 Masco Corp. ..........................................        739,994
     8,300 McDermott International, Inc. + ......................        223,436
     8,950 Norfolk Southern Corp. ...............................        500,215
     6,500 Quanta Services, Inc. + ..............................        124,540
     6,760 Tyco International, Ltd. .............................        258,570
     9,310 United Parcel Service, Inc., Class B .................        599,657
     1,100 Verisk Analytics, Inc., Class A + ....................         31,020
    14,820 Waste Management, Inc. ...............................        510,253
                                                                    ------------
                                                                       6,329,416
                                                                    ------------
Information Technology -- 18.9%
     4,880 Apple, Inc. + ........................................      1,146,458
    15,710 ASML Holding NV, NY Shares, Class G ..................        556,134
    12,050 Autodesk, Inc. + .....................................        354,511
     6,600 Automatic Data Processing, Inc. ......................        293,502
    21,730 Cisco Systems, Inc. + ................................        565,632
     2,800 Citrix Systems, Inc. + ...............................        132,916
    25,220 Corning, Inc. ........................................        509,696
    11,110 Dolby Laboratories, Inc., Class A + ..................        651,824
     5,330 eBay, Inc. + .........................................        143,644
    11,700 EMC Corp. + ..........................................        211,068
     1,120 Google, Inc., Class A + ..............................        635,051
     9,490 Hewlett-Packard Co. ..................................        504,394
    13,380 Intel Corp. ..........................................        297,839
     2,920 International Business Machines Corp. ................        374,490
     1,890 Intuit, Inc. + .......................................         64,902
    14,600 Juniper Networks, Inc. + .............................        447,928
    51,210 Microsoft Corp. ......................................      1,498,917
    11,310 Oracle Corp. .........................................        290,554
     4,200 QUALCOMM, Inc. .......................................        176,358
    14,470 Texas Instruments, Inc. ..............................        354,081
     8,920 VeriSign, Inc. + .....................................        232,009
     5,810 Visa, Inc., Class A ..................................        528,884
                                                                    ------------
                                                                       9,970,792
                                                                    ------------
Materials -- 3.6%
     3,400 Air Products & Chemicals, Inc. .......................        251,430
     3,400 BHP Billiton, Ltd. ADR ...............................        273,088
    10,490 Celanese Corp., Series A, Class A ....................        334,106
     3,100 Ecolab, Inc. .........................................        136,245
     3,600 EI du Pont de Nemours & Co. ..........................        134,064
    16,000 International Paper Co. ..............................        393,760
     6,000 PPG Industries, Inc. .................................        392,400
                                                                    ------------
                                                                       1,915,093
                                                                    ------------
Telecommunication Services -- 2.1%
     7,970 American Tower Corp., Class A +                               339,602
    14,440 AT&T, Inc.                                                    373,129

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                        MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                          (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
Telecommunication Services (continued)
    12,630 Verizon Communications, Inc. .........................   $    391,783
                                                                    ------------
 ................................................................      1,104,514
                                                                    ------------
Utilities -- 1.7%
    13,900 FPL Group, Inc. ......................................        671,787
     9,600 NRG Energy, Inc. + ...................................        200,640
                                                                    ------------
                                                                         872,427
                                                                    ------------
Total Common Stock (Cost $37,761,106) ...........................     50,584,226
                                                                    ------------
Total Investments -- 95.8%
(Cost $37,761,106)++                                                  50,584,226
Other Assets & Liabilities, Net -- 4.2%                                2,227,684
                                                                    ------------
NET ASSETS -- 100.0%                                                $ 52,811,911
                                                                    ============

 + Non-income producing security.
ADR -- American Depositary Receipt
NY -- New York
PLC -- Public Limited Company

++ At March 31, 2010, the tax basis cost of the Fund's investments was $37,761,106, and the unrealized appreciation and depreciation were $13,151,589 and $(328,469), respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.

As of March 31, 2010, all of the Fund's investments were considered
Level 1.


WIL-QH-002-0300

WILSHIRE  VARIABLE  INSURANCE  TRUST
INTERNATIONAL  EQUITY  FUND                                       MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
COMMON STOCK -- 95.5%
Australia -- 5.0%
       840 AGL Energy, Ltd. .....................................   $     11,572
    13,400 Alumina, Ltd. ........................................         21,000
     3,220 AMP, Ltd. ............................................         18,471
     1,749 Aristocrat Leisure, Ltd. .............................          7,255
     4,176 Australia & New Zealand Banking Group, Ltd. ..........         97,034
     5,553 BHP Billiton, Ltd. ...................................        222,679
     3,707 BlueScope Steel, Ltd. ................................          9,881
     2,590 Brambles, Ltd. .......................................         17,466
     5,620 Commonwealth Bank of Australia .......................        289,761
    13,500 Computershare, Ltd. ..................................        154,858
     1,000 CSL, Ltd. ............................................         33,392
     3,120 Fortescue Metals Group, Ltd. + .......................         14,005
     4,120 Foster's Group, Ltd. .................................         19,968
    38,085 GPT Group ............................................         20,075
     6,870 Insurance Australia Group, Ltd. ......................         24,426
       308 Leighton Holdings, Ltd. ..............................         10,998
     1,114 Macquarie Atlas Roads Group + ........................            961
       528 Macquarie Group, Ltd. ................................         22,828
     5,570 Macquarie Infrastructure Group .......................          5,705
     3,409 National Australia Bank, Ltd. ........................         85,989
     1,223 Newcrest Mining, Ltd. ................................         36,863
     1,215 Orica, Ltd. ..........................................         29,814
       802 Origin Energy, Ltd. ..................................         12,170
     1,610 QBE Insurance Group, Ltd. ............................         30,726
       620 Rio Tinto, Ltd. ......................................         44,527
     4,886 Stockland ............................................         17,844
     4,732 Suncorp-Metway, Ltd. .................................         37,023
     2,150 TABCORP Holdings, Ltd. ...............................         13,592
     8,000 Telstra Corp., Ltd. ..................................         21,929
     1,550 Toll Holdings, Ltd. ..................................         10,537
     2,602 Transurban Group .....................................         12,047
     1,459 Wesfarmers, Ltd. .....................................         42,502
       754 Wesfarmers, Ltd. PPS .................................         22,021
     3,555 Westfield Group ......................................         39,272
    13,562 Westpac Banking Corp. ................................        345,899
       970 Woodside Petroleum, Ltd. .............................         41,733
     2,227 Woolworths, Ltd. .....................................         57,186
       383 WorleyParsons, Ltd. ..................................          8,936
                                                                    ------------
                                                                       1,912,945
                                                                    ------------
Austria -- 0.3%
       570 Erste Group Bank AG ..................................         23,879
     2,560 OMV AG ...............................................         95,978
       790 Telekom Austria AG ...................................         11,045
                                                                    ------------
                                                                         130,902
                                                                    ------------
Belgium -- 0.4%
     1,014 Anheuser-Busch InBev NV ..............................         51,000
       624 Anheuser-Busch InBev NV + ............................              6
       280 Belgacom SA ..........................................         10,936
       197 Delhaize Group SA ....................................         15,811
     5,266 Fortis ...............................................         18,643
       341 Groupe Bruxelles Lambert SA ..........................         30,117
       400 KBC Groep NV .........................................         19,265
       100 Solvay SA ............................................         10,265
       200 UCB SA ...............................................          8,532
                                                                    ------------
                                                                         164,575
                                                                    ------------
Bermuda -- 0.2%
     2,836 Seadrill, Ltd. .......................................         66,415
                                                                    ------------



   Shares                                                              Value
   ------                                                              -----
Canada -- 3.2%
     3,200 Bank of Montreal .....................................   $    194,345
     2,000 Canadian National Railway Co. ........................        121,446
     2,000 Canadian Natural Resources, Ltd. .....................        148,104
     6,400 Nexen, Inc. ..........................................        158,440
     6,000 Rogers Communications, Inc., Class B .................        205,044
     3,900 Royal Bank of Canada .................................        228,368
    10,800 Talisman Energy, Inc. ................................        184,805
                                                                    ------------
                                                                       1,240,552
                                                                    ------------
China -- 1.7%
    93,577 Bank of Communications Co., Ltd.,
           Class H ..............................................        111,167
   319,000 Dongfeng Motor Group Co., Ltd.,
           Class H ..............................................        517,262
     7,327 Foxconn International Holdings, Ltd. + ...............          7,715
                                                                    ------------
                                                                         636,144
                                                                    ------------
Denmark -- 0.7%
         3 AP Moller - Maersk A/S, Class B ......................         22,873
       841 Danske Bank A/S ......................................         20,644
       700 DSV A/S ..............................................         12,503
     6,050 H Lundbeck A/S .......................................        113,588
       800 Novo Nordisk A/S, Class B ............................         61,780
       125 Novozymes A/S, Class B ...............................         13,834
       350 Vestas Wind Systems A/S + ............................         19,049
                                                                    ------------
                                                                         264,271
                                                                    ------------
Finland -- 1.2%
     1,070 Fortum Oyj ...........................................         26,186
     3,500 Metso Oyj ............................................        112,957
     9,240 Nokia Oyj ............................................        143,992
    10,000 Pohjola Bank PLC .....................................        112,222
     1,060 Sampo Oyj, Class A ...................................         28,100
     1,450 Stora Enso Oyj, Class R ..............................         11,038
     1,310 UPM-Kymmene Oyj                                                17,370
                                                                    ------------
                                                                         451,865
                                                                    ------------
France -- 9.3%
       370 Accor SA .............................................         20,474
       649 Air Liquide SA .......................................         77,958
     4,580 Alcatel-Lucent .......................................         14,404
       440 Alstom SA ............................................         27,395
    16,440 AXA SA ...............................................        364,706
     6,524 BNP Paribas ..........................................        500,025
     3,750 Bouygues SA ..........................................        188,139
       290 Cap Gemini SA ........................................         14,258
       964 Carrefour SA .........................................         46,446
     1,400 Christian Dior SA ....................................        149,235
       720 Cie de Saint-Gobain ..................................         34,576
       295 Cie Generale de Geophysique-Veritas + ................          8,352
       245 Cie Generale des Etablissements Michelin,
           Class B ..............................................         18,043
       440 Cie Generale d'Optique Essilor
           International SA .....................................         28,097
     1,780 CNP Assurances .......................................        167,976
     1,610 Credit Agricole SA ...................................         28,123
       950 Danone ...............................................         57,213
       362 EDF SA ...............................................         19,733
     7,844 France Telecom SA ....................................        187,878
     1,834 GDF Suez .............................................         70,894
       350 Lafarge SA ...........................................         24,584
       330 Lagardere SCA ........................................         13,339
       490 L'Oreal SA ...........................................         51,529
       509 LVMH Moet Hennessy Louis Vuitton SA ..................         59,460
        40 Neopost SA ...........................................          3,196
       285 Pernod-Ricard SA .....................................         24,181
       200 PPR ..................................................         26,588

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
France (continued)
       520 Publicis Groupe SA ...................................   $     22,223
     6,177 Sanofi-Aventis SA ....................................        460,963
     2,415 Schneider Electric SA ................................        282,134
       820 Societe Generale .....................................         51,461
       230 Sodexo ...............................................         13,716
       450 Suez Environnement Co. ...............................         10,350
       310 Technip SA ...........................................         25,163
     3,672 Total SA .............................................        213,108
       132 Unibail-Rodamco SE ...................................         26,722
       135 Vallourec SA .........................................         27,241
     3,767 Veolia Environnement .................................        130,289
       604 Vinci SA .............................................         35,556
     1,936 Vivendi SA ...........................................         51,768
                                                                    ------------
                                                                       3,577,496
                                                                    ------------
Germany -- 6.2%
       350 Adidas AG ............................................         18,711
       742 Allianz SE ...........................................         92,863
     4,952 BASF SE ..............................................        306,506
     1,314 Bayer AG .............................................         88,783
     1,250 Commerzbank AG .......................................         10,650
     1,677 Daimler AG ...........................................         78,818
     6,437 Deutsche Bank AG .....................................        494,109
       350 Deutsche Boerse AG ...................................         25,895
     1,323 Deutsche Post AG .....................................         22,913
     3,748 Deutsche Telekom AG ..................................         50,648
     2,952 E.ON AG ..............................................        109,134
       217 Fresenius Medical Care AG & Co. KGaA .................         12,226
       260 Linde AG .............................................         31,012
       250 MAN SE ...............................................         20,910
       106 Merck KGAA ...........................................          8,594
       310 Metro AG .............................................         18,391
     1,181 Muenchener Rueckversicherungs AG .....................        191,571
     3,040 RWE AG ...............................................        269,675
     4,880 SAP AG ...............................................        236,251
     3,600 SGL Carbon SE + ......................................        105,011
     1,313 Siemens AG ...........................................        131,186
       280 Solarworld AG ........................................          4,240
       720 ThyssenKrupp AG ......................................         24,688
       160 Volkswagen AG ........................................         15,463
                                                                    ------------
                                                                       2,368,248
                                                                    ------------
Greece -- 0.2%
     1,070 Alpha Bank AE ........................................         10,156
       826 EFG Eurobank Ergasias SA + ...........................          7,586
       680 Hellenic Telecommunications
           Organization SA ......................................          8,451
       875 National Bank of Greece SA ...........................         17,647
       500 OPAP SA ..............................................         11,363
       454 Piraeus Bank SA + ....................................          3,966
                                                                    ------------
                                                                          59,169
                                                                    ------------
Guernsey -- 0.0%
     4,932 Resolution, Ltd. + ...................................          6,140
                                                                    ------------
Hong Kong -- 3.1%
     4,840 Bank of East Asia, Ltd. ..............................         17,773
    11,600 BOC Hong Kong Holdings, Ltd. .........................         27,601
    20,200 Cheung Kong Holdings, Ltd. ...........................        259,758
     2,582 CLP Holdings, Ltd. ...................................         18,455
    79,800 CNOOC, Ltd. ..........................................        131,752
     2,049 Esprit Holdings, Ltd. ................................         16,149
     3,801 Hang Lung Properties, Ltd. ...........................         15,294
     2,100 Hang Seng Bank, Ltd. .................................         29,220
    11,330 Hong Kong & China Gas Co., Ltd. ......................         28,230
     2,100 Hong Kong Exchanges and Clearing, Ltd. ...............         34,970



   Shares                                                              Value
   ------                                                              -----
Hong Kong (continued)
     3,100 Hongkong Electric Holdings, Ltd. .....................   $     18,387
     5,100 Hutchison Whampoa, Ltd. ..............................         37,248
    10,000 Jardine Strategic Holdings, Ltd. .....................        192,236
     4,129 Li & Fung, Ltd. ......................................         20,307
    50,500 MTR Corp. ............................................        191,033
     4,775 New World Development, Ltd. ..........................          9,325
     2,900 Sun Hung Kai Properties, Ltd. ........................         43,518
     8,900 Swire Pacific, Ltd., Class A                                  106,977
                                                                    ------------
                                                                       1,198,233
                                                                    ------------
India -- 1.0%
     6,700 Infosys Technologies, Ltd. ADR .......................        394,295
                                                                    ------------
Indonesia -- 1.6%
   137,000 Gudang Garam TBK PT ..................................        372,756
    40,000 Indo Tambangraya Megah PT ............................        167,190
   112,000 Semen Gresik Persero TBK PT ..........................         89,817
                                                                    ------------
                                                                         629,763
                                                                    ------------
Ireland -- 0.2%
       273 CRH PLC^ .............................................          6,821
     1,058 CRH PLC^ .............................................         26,391
       770 Elan Corp. PLC + .....................................          5,833
     2,400 Experian PLC .........................................         23,599
                                                                    ------------
                                                                          62,644
                                                                    ------------
Israel -- 0.9%
    25,875 Bank Hapoalim BM + ...................................        114,677
     3,700 Teva Pharmaceutical Industries, Ltd. ADR .............        233,396
                                                                    ------------
                                                                         348,073
                                                                    ------------
Italy -- 2.2%
     2,397 Assicurazioni Generali SPA ...........................         57,562
       690 Atlantia SPA .........................................         16,112
     4,660 Banca Monte dei Paschi di Siena SPA ..................          6,888
     1,530 Banco Popolare SC ....................................         10,621
     8,800 Enel SPA .............................................         49,181
    17,406 ENI SPA ..............................................        408,264
     1,510 Fiat SPA .............................................         19,649
     1,090 Finmeccanica SPA .....................................         14,544
    13,484 Intesa Sanpaolo SPA ..................................         50,213
     2,180 Intesa Sanpaolo SPA, RNC .............................          6,516
     2,310 Mediaset SPA .........................................         19,837
     1,375 Mediobanca SPA + .....................................         14,775
     5,876 Snam Rete Gas SPA ....................................         29,774
    14,324 Telecom Italia SpA ...................................         20,594
    13,120 Telecom Italia SPA, RNC ..............................         14,800
    26,743 UniCredit SPA ........................................         78,850
     1,132 Unione di Banche Italiane SCPA                                 15,269
                                                                    ------------
                                                                         833,449
                                                                    ------------
Japan -- 17.3%
       300 Advantest Corp. ......................................          7,524
     1,600 Aeon Co., Ltd. .......................................         18,187
       500 Aisin Seiki Co., Ltd. ................................         15,017
       685 Ajinomoto Co., Inc. ..................................          6,793
    12,100 Amada Co., Ltd. ......................................        101,636
    18,900 Asahi Breweries, Ltd. ................................        354,724
     2,200 Asahi Glass Co., Ltd. ................................         24,820
     3,600 Asahi Kasei Corp. ....................................         19,397
     5,300 Astellas Pharma, Inc. ................................        192,024
     4,100 Bank of Yokohama, Ltd. (The) .........................         20,123
     1,400 Bridgestone Corp. ....................................         23,965
     1,598 Canon, Inc. ..........................................         73,932
         2 Central Japan Railway Co. ............................         15,249
     1,400 Chiba Bank, Ltd. (The) ...............................          8,384
       878 Chubu Electric Power Co., Inc. .......................         21,965

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Japan (continued)
       500 Chugai Pharmaceutical Co., Ltd. ......................   $      9,393
     1,900 Chuo Mitsui Trust Holdings, Inc. .....................          7,154
       100 Credit Saison Co., Ltd. ..............................          1,552
     2,100 Dai Nippon Printing Co., Ltd. ........................         28,411
     6,100 Daiichi Sankyo Co., Ltd. .............................        114,392
       600 Daikin Industries, Ltd. ..............................         24,594
       200 Daito Trust Construction Co., Ltd. ...................          9,673
       308 Daiwa House Industry Co., Ltd. .......................          3,482
     2,900 Daiwa Securities Group, Inc. .........................         15,288
       548 Denso Corp. ..........................................         16,358
       500 Dentsu, Inc. .........................................         13,159
       700 East Japan Railway Co. ...............................         48,714
       500 Eisai Co., Ltd. ......................................         17,833
       500 Electric Power Development Co., Ltd. .................         16,490
       400 Fanuc, Ltd. ..........................................         42,523
    51,000 Fuji Electric Holdings Co., Ltd. .....................        139,358
     1,000 FUJIFILM Holdings Corp. ..............................         34,453
     4,600 Fujitsu, Ltd. ........................................         30,204
     1,900 Fukuoka Financial Group, Inc. ........................          8,087
     3,217 Hankyu Hanshin Holdings, Inc. ........................         14,924
       100 Hirose Electric Co., Ltd. ............................         11,551
     2,773 Hitachi, Ltd. ........................................         10,319
       509 Hokkaido Electric Power Co., Inc. ....................          9,772
     1,600 Hokuhoku Financial Group, Inc. .......................          3,518
     6,300 Hokuriku Electric Power Co. ..........................        138,678
    10,700 Honda Motor Co., Ltd. ................................        377,242
       900 HOYA Corp. ...........................................         24,786
       200 Ibiden Co., Ltd. .....................................          6,905
         3 INPEX Corp. ..........................................         22,037
     3,800 ITOCHU Corp. .........................................         33,360
     1,164 Japan Steel Works, Ltd. (The) ........................         13,359
         8 Japan Tobacco, Inc. ..................................         29,789
       700 JFE Holdings, Inc. ...................................         28,249
     2,000 Joyo Bank, Ltd. (The) ................................          8,940
       700 JS Group Corp. .......................................         14,265
     1,200 JTEKT Corp. ..........................................         14,209
     4,300 Kajima Corp. .........................................         10,553
     1,700 Kansai Electric Power Co., Inc. (The) ................         38,978
     1,000 Kao Corp. ............................................         25,367
         5 KDDI Corp. ...........................................         25,890
     1,015 Keio Corp. ...........................................          6,860
       110 Keyence Corp. ........................................         26,344
     5,300 Kintetsu Corp. .......................................         16,509
     1,900 Kirin Holdings Co., Ltd. .............................         28,059
     6,100 Kobe Steel, Ltd. .....................................         13,137
     1,800 Komatsu, Ltd. ........................................         37,825
     1,100 Konica Minolta Holdings, Inc. ........................         12,869
     1,133 Kubota Corp. .........................................         10,347
     1,000 Kuraray Co., Ltd. ....................................         13,478
       300 Kyocera Corp. ........................................         29,290
       700 Kyushu Electric Power Co., Inc. ......................         15,252
    44,200 Marubeni Corp. .......................................        275,169
       900 Marui Group Co., Ltd. ................................          6,530
    40,000 Minebea Co., Ltd. ....................................        243,742
     4,300 Mitsubishi Chemical Holdings Corp. ...................         22,026
     2,600 Mitsubishi Corp. .....................................         68,290
     4,200 Mitsubishi Electric Corp. ............................         38,679
     2,200 Mitsubishi Estate Co., Ltd. ..........................         36,063
     1,400 Mitsubishi Gas Chemical Co., Inc. ....................          8,453
     6,000 Mitsubishi Heavy Industries, Ltd. ....................         24,895
     4,600 Mitsubishi Materials Corp. ...........................         13,253
    14,856 Mitsubishi UFJ Financial Group, Inc. .................         77,887
     3,400 Mitsui & Co., Ltd. ...................................         57,259
     1,600 Mitsui Fudosan Co., Ltd. .............................         27,239
     2,700 Mitsui OSK Lines, Ltd. ...............................         19,420



   Shares                                                              Value
   ------                                                              -----
Japan (continued)
       750 Mitsui Sumitomo Insurance Group
           Holdings, Inc. .......................................   $     20,862
    17,000 Mizuho Financial Group, Inc. .........................         33,617
       500 Murata Manufacturing Co., Ltd. .......................         28,460
     1,583 NEC Corp. ............................................          4,769
       300 Nidec Corp. ..........................................         32,173
       800 Nikon Corp. ..........................................         17,494
       637 Nintendo Co., Ltd. ...................................        213,672
    14,056 Nippon Electric Glass Co., Ltd. ......................        198,442
     2,100 Nippon Express Co., Ltd. .............................          9,046
     4,543 Nippon Oil Corp. (a) .................................         22,892
     5,989 Nippon Steel Corp. ...................................         23,555
     3,800 Nippon Telegraph & Telephone Corp. ...................        159,929
     2,800 Nippon Yusen KK ......................................         11,076
    20,200 Nissan Motor Co., Ltd. ...............................        173,505
     1,500 Nitori Co., Ltd. .....................................        113,916
       400 Nitto Denko Corp. ....................................         15,536
     3,500 Nomura Holdings, Inc. ................................         25,688
     2,100 NSK, Ltd. ............................................         16,614
         3 NTT Data Corp. .......................................         10,005
        22 NTT DoCoMo, Inc. .....................................         33,490
     1,100 Obayashi Corp. .......................................          4,891
       400 Olympus Corp. ........................................         12,861
       500 Omron Corp. ..........................................         11,633
       200 Oriental Land Co., Ltd. ..............................         13,955
       180 ORIX Corp. ...........................................         15,986
     4,800 Osaka Gas Co., Ltd. ..................................         17,213
     2,765 Panasonic Corp. ......................................         42,400
     1,100 Resona Holdings, Inc. ................................         13,944
     1,100 Ricoh Co., Ltd. ......................................         17,232
       200 Rohm Co., Ltd. .......................................         14,968
     2,900 Sankyo Co., Ltd. .....................................        143,596
       600 Secom Co., Ltd. ......................................         26,276
     1,300 Sega Sammy Holdings, Inc. ............................         15,754
       300 Seiko Epson Corp. ....................................          4,669
     2,000 Sekisui Chemical Co., Ltd. ...........................         13,564
     1,700 Sekisui House, Ltd. ..................................         17,019
     1,500 Seven & I Holdings Co., Ltd. .........................         36,294
     1,900 Sharp Corp. ..........................................         23,798
       700 Shin-Etsu Chemical Co., Ltd. .........................         40,746
     1,300 Shinsei Bank, Ltd. ...................................          1,576
       700 Shiseido Co., Ltd. ...................................         15,236
     2,100 Shizuoka Bank, Ltd. (The) ............................         18,339
     2,800 Showa Denko KK .......................................          6,321
        38 SMC Corp. ............................................          5,169
     1,300 Softbank Corp. .......................................         32,086
     4,544 Sojitz Corp. .........................................          8,811
     1,900 Sompo Japan Insurance, Inc.(a) .......................         13,335
     1,800 Sony Corp. ...........................................         68,984
        35 Sony Financial Holdings, Inc. ........................        115,075
     3,200 Sumitomo Chemical Co., Ltd. ..........................         15,672
     2,500 Sumitomo Corp. .......................................         28,795
     1,900 Sumitomo Electric Industries, Ltd. ...................         23,347
     1,800 Sumitomo Heavy Industries, Ltd. ......................         10,863
     7,600 Sumitomo Metal Industries, Ltd. ......................         23,046
     1,300 Sumitomo Metal Mining Co., Ltd. ......................         19,346
     5,600 Sumitomo Mitsui Financial Group, Inc. ................        185,566
       900 Sumitomo Realty & Development Co.,
           Ltd. .................................................         17,178
     2,600 Sumitomo Trust & Banking Co., Ltd.
           (The) ................................................         15,285
       300 T&D Holdings, Inc. ...................................          7,120
     1,300 Takashimaya Co., Ltd. ................................         10,690
     1,400 Takeda Pharmaceutical Co., Ltd. ......................         61,661
       200 TDK Corp. ............................................         13,336

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Japan (continued)
     3,100 Teijin, Ltd. .........................................   $     10,423
       400 Terumo Corp. .........................................         21,331
     2,500 Tobu Railway Co., Ltd. ...............................         13,889
       900 Tohoku Electric Power Co., Inc. ......................         19,043
       891 Tokio Marine Holdings, Inc. ..........................         25,124
     2,200 Tokyo Electric Power Co., Inc. (The) .................         58,690
       300 Tokyo Electron, Ltd. .................................         19,942
     5,500 Tokyo Gas Co., Ltd. ..................................         24,265
     3,000 Tokyu Corp. ..........................................         12,562
     2,100 Toppan Printing Co., Ltd. ............................         18,997
     2,700 Toray Industries, Inc. ...............................         15,797
     6,000 Toshiba Corp. ........................................         31,062
     4,900 Toyo Suisan Kaisha, Ltd. .............................        126,805
       500 Toyota Industries Corp. ..............................         14,314
     4,355 Toyota Motor Corp. ...................................        175,149
       500 Toyota Tsusho Corp. ..................................          7,857
         4 West Japan Railway Co. ...............................         13,785
        34 Yahoo! Japan Corp. ...................................         12,404
     2,090 Yamada Denki Co., Ltd. ...............................        154,478
       600 Yamaha Motor Co., Ltd. ...............................          9,016
     1,200 Yamato Holdings Co., Ltd.                                      16,893
                                                                    ------------
                                                                       6,646,627
                                                                    ------------
Jersey -- 0.1%
     3,336 Atrium European Real Estate, Ltd. ....................         21,364
                                                                    ------------
Luxembourg -- 0.5%
     4,645 ArcelorMittal ........................................        203,654
                                                                    ------------
Malaysia -- 0.3%
    38,800 Hong Leong Bank BHD ..................................        102,852
                                                                    ------------
Mexico -- 1.3%
    97,000 America Movil SAB de CV, Ser L .......................        244,407
    24,000 Grupo Financiero Banorte SAB de CV,
           Class O + ............................................        106,461
    52,400 Grupo Mexico SAB de CV, Ser B ........................        140,888
                                                                    ------------
                                                                         491,756
                                                                    ------------
Netherlands -- 4.7%
     1,766 Aegon NV .............................................         12,055
       550 Akzo Nobel NV ........................................         31,326
       953 ASML Holding NV ......................................         33,787
       690 European Aeronautic Defence and Space
           Co. NV ...............................................         13,861
     1,350 Fugro NV, CVA ........................................         88,097
       600 Heineken NV ..........................................         30,814
     4,786 ING Groep NV, CVA ....................................         47,416
     1,780 Koninklijke Ahold NV .................................         23,736
     5,430 Koninklijke DSM NV ...................................        241,897
     2,352 Koninklijke KPN NV ...................................         37,322
     2,340 Koninklijke Philips Electronics NV ...................         75,079
     1,203 Reed Elsevier NV .....................................         14,599
     5,853 Royal Dutch Shell PLC, Class A .......................        169,684
    18,798 Royal Dutch Shell PLC, Class B .......................        518,190
       922 TNT NV ...............................................         26,403
    13,345 Unilever NV, CVA .....................................        403,710
       660 Wolters Kluwer NV ....................................         14,298
                                                                    ------------
                                                                       1,782,274
                                                                    ------------
New Zealand -- 0.0%
     7,043 Telecom Corp. of New Zealand, Ltd. ...................         10,825
                                                                    ------------



   Shares                                                              Value
   ------                                                              -----
Norway -- 0.5%
     2,322 DnB NOR ASA ..........................................   $     26,576
     2,200 Norsk Hydro ASA ......................................         16,807
     2,150 Orkla ASA ............................................         19,035
     6,600 Petroleum Geo-Services ASA + .........................         86,754
     1,472 Statoil ASA ..........................................         34,276
       965 Telenor ASA                                                    13,106
                                                                    ------------
                                                                         196,554
                                                                    ------------
Philippines -- 0.2%
     3,200 Globe Telecom, Inc. ..................................         70,884
                                                                    ------------
Portugal -- 0.2%
     3,730 Banco Comercial Portugues SA, Class R. ...............          4,141
     1,620 Brisa Auto-Estradas de Portugal SA ...................         13,728
     4,750 Energias de Portugal SA ..............................         18,873
     1,970 Portugal Telecom SGPS SA                                       21,986
                                                                    ------------
                                                                          58,728
                                                                    ------------
Russia -- 0.3%
     5,000 Gazprom OAO ADR ......................................        116,650
                                                                    ------------
Singapore -- 2.4%
     3,000 DBS Group Holdings, Ltd. .............................         30,595
     9,800 Jardine Cycle & Carriage, Ltd. .......................        205,519
     3,908 Keppel Corp., Ltd. ...................................         25,460
     6,000 Oversea-Chinese Banking Corp., Ltd. ..................         37,298
     2,500 Singapore Airlines, Ltd. .............................         27,142
     1,825 Singapore Airport Terminal Services, Ltd. ............          3,455
   130,200 Singapore Telecommunications, Ltd. ...................        294,592
    22,200 United Overseas Bank, Ltd. ...........................        304,294
                                                                    ------------
                                                                         928,355
                                                                    ------------
South Africa -- 2.3%
     6,000 African Rainbow Minerals, Ltd. .......................        158,830
     3,750 AngloGold Ashanti, Ltd. ..............................        143,197
    10,000 Aspen Pharmacare Holdings, Ltd. ......................        109,823
     6,700 MTN Group, Ltd. ......................................        103,472
    18,600 Pick n Pay Stores, Ltd. ..............................        110,570
    11,000 Remgro, Ltd. .........................................        148,678
    12,100 Shoprite Holdings, Ltd. ..............................        121,047
                                                                    ------------
                                                                         895,617
                                                                    ------------
South Korea -- 2.0%
     1,000 LG Electronics, Inc. .................................        101,678
     1,750 POSCO ADR ............................................        204,768
       650 Samsung Electronics Co., Ltd. ........................        470,050
                                                                    ------------
                                                                         776,496
                                                                    ------------
Spain -- 3.7%
       609 Abertis Infraestructuras SA ..........................         11,729
       138 Acciona SA ...........................................         15,288
       144 ACS Actividades de Construccion y
           Servicios SA .........................................          6,644
     6,885 Banco Bilbao Vizcaya Argentaria SA ...................         94,149
     1,856 Banco Popular Espanol SA .............................         13,650
    41,738 Banco Santander SA ...................................        553,594
     1,560 Ferrovial SA .........................................         15,157
       210 Fomento de Construcciones y Contratas SA .............          7,680
       897 Gamesa Corp. Tecnologica SA ..........................         12,285
     6,436 Iberdrola SA .........................................         54,496
       380 Inditex SA ...........................................         25,062
    11,440 Repsol YPF SA ........................................        270,984
    14,749 Telefonica SA                                                 349,458
                                                                    ------------
                                                                       1,430,176
                                                                    ------------

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Sweden -- 2.0%
       800 Assa Abloy AB, Class B ...............................   $     15,654
    14,400 Atlas Copco AB, Class A ..............................        223,278
     1,400 Atlas Copco AB, Class B ..............................         19,619
       600 Electrolux AB, Ser B .................................         13,749
       845 Hennes & Mauritz AB, Class B .........................         54,972
     6,200 Nordea Bank AB .......................................         61,141
    12,800 Sandvik AB ...........................................        159,975
     1,000 Scania AB, Class B ...................................         15,836
     1,100 Securitas AB, Class B ................................         11,732
     3,840 Skandinaviska Enskilda Banken AB,
           Class A ..............................................         24,471
     1,200 SKF AB, Class B ......................................         21,327
     1,500 Svenska Cellulosa AB, Class B ........................         21,159
     1,100 Svenska Handelsbanken AB, Class A ....................         32,289
     3,777 Telefonaktiebolaget LM Ericsson, Class B .............         39,623
     4,100 TeliaSonera AB .......................................         29,125
     2,283 Volvo AB, Class B ....................................         22,984
                                                                    ------------
                                                                         766,934
                                                                    ------------
Switzerland -- 5.2%
     3,841 ABB, Ltd. ............................................         83,991
       130 Actelion, Ltd. + .....................................          5,912
       340 Adecco SA ............................................         19,308
     2,000 Baloise-Holding AG ...................................        177,426
     1,100 Compagnie Financiere Richemont SA ....................         42,665
     1,883 Credit Suisse Group AG ...............................         96,950
        90 Geberit AG ...........................................         16,106
       530 Holcim, Ltd. .........................................         39,510
     1,800 Julius Baer Group, Ltd. ..............................         22,080
     1,800 Julius Baer Group, Ltd. ..............................         65,169
     6,439 Nestle SA ............................................        330,041
       325 Nobel Biocare Holding AG .............................          8,686
    10,928 Novartis AG ..........................................        591,307
     1,191 Roche Holding AG .....................................        193,486
     1,470 STMicroelectronics NV ................................         14,587
        79 Swatch Group AG (The) ................................         25,200
        66 Swiss Life Holding AG ................................          8,658
       764 Swiss Reinsurance Co., Ltd. ..........................         37,497
        48 Swisscom AG ..........................................         17,537
       166 Syngenta AG ..........................................         46,108
       149 Synthes, Inc. ........................................         18,620
     4,866 UBS AG ...............................................         79,182
       260 Zurich Financial Services AG .........................         66,707
                                                                    ------------
                                                                       2,006,733
                                                                    ------------
United Kingdom -- 13.9%
     2,297 3i Group PLC .........................................         10,137
     4,607 Anglo American PLC + .................................        200,526
     8,815 AstraZeneca PLC ......................................        392,999
     4,840 Aviva PLC ............................................         28,273
     6,290 BAE Systems PLC ......................................         35,460
    16,799 Barclays PLC .........................................         91,468
     5,198 BG Group PLC .........................................         90,012
     9,663 BHP Billiton PLC .....................................        330,242
    30,463 BP PLC ...............................................        288,319
     3,143 British American Tobacco PLC .........................        108,350
     1,069 British Land Co. PLC .................................          7,792
     2,330 British Sky Broadcasting Group PLC ...................         21,286
     7,318 BT Group PLC, Class A ................................         13,736
     4,422 Cable & Wireless Communications PLC + ................          3,714
     4,422 Cable & Wireless Worldwide + .........................          6,173
     1,219 Capita Group PLC (The) ...............................         13,997
       400 Carnival PLC .........................................         16,419
     9,673 Centrica PLC .........................................         43,189
    18,980 Compass Group PLC ....................................        151,512
     3,710 Diageo PLC ...........................................         62,372



   Shares                                                              Value
   ------                                                              -----
United Kingdom (continued)
     8,510 Enterprise Inns PLC ..................................   $     15,461
    28,000 G4S PLC ..............................................        111,131
     8,732 GlaxoSmithKline PLC ..................................        167,598
       490 Hammerson PLC ........................................          2,924
     2,878 Home Retail Group PLC ................................         11,840
    26,785 HSBC Holdings PLC ....................................        271,420
    12,960 Imperial Tobacco Group PLC ...........................        395,403
       619 Intercontinental Hotels Group PLC ....................          9,689
     3,260 International Power PLC ..............................         15,828
       830 Johnson Matthey PLC ..................................         22,032
     4,950 Kingfisher PLC .......................................         16,116
       970 Land Securities Group PLC ............................          9,973
    13,730 Legal & General Group PLC ............................         18,307
    14,104 Lloyds Banking Group PLC .............................         13,392
       350 London Stock Exchange Group PLC ......................          3,774
     3,512 Man Group PLC ........................................         12,855
    46,730 Marks & Spencer Group PLC ............................        262,611
     2,695 National Grid PLC ....................................         26,232
     8,640 Next PLC .............................................        283,805
    12,240 Old Mutual PLC .......................................         22,738
     1,940 Pearson PLC ..........................................         30,412
     4,759 Prudential PLC .......................................         39,367
       831 Reckitt Benckiser Group PLC ..........................         45,656
     1,930 Reed Elsevier PLC ....................................         15,371
     2,290 Rexam PLC ............................................         10,179
     5,933 Rio Tinto PLC ........................................        350,730
     3,689 Rolls-Royce Group PLC ................................         33,397
    28,552 Royal Bank of Scotland Group PLC .....................         18,912
     5,679 RSA Insurance Group PLC ..............................         10,994
     1,780 SABMiller PLC ........................................         52,206
     4,410 Sage Group PLC (The) .................................         16,010
     3,120 Sainsbury (J) PLC ....................................         15,521
     1,550 Scottish & Southern Energy PLC .......................         25,916
       500 Severn Trent PLC .....................................          9,065
     2,010 Smith & Nephew PLC ...................................         20,071
     1,276 Smiths Group PLC .....................................         22,011
    18,289 Standard Chartered PLC ...............................        498,478
    11,297 Tesco PLC ............................................         74,686
     2,071 Tullow Oil PLC .......................................         39,298
     2,529 Unilever PLC .........................................         74,031
     1,228 United Utilities Group PLC ...........................         10,423
    86,514 Vodafone Group PLC ...................................        200,087
       625 Whitbread PLC ........................................         13,991
     2,185 WM Morrison Supermarkets PLC .........................          9,726
       157 Wolseley PLC .........................................          3,793
     2,730 WPP PLC ..............................................         28,248
     3,750 Xstrata PLC ..........................................         70,969
                                                                    ------------
                                                                       5,348,653
                                                                    ------------
United States -- 1.2%
     3,350 Philip Morris International, Inc. ....................        174,736
     9,000 Tatneft ADR ..........................................        281,389
       411 Thomson Reuters Corp. ................................         14,964
                                                                    ------------
                                                                         471,089
                                                                    ------------
Total Common Stock (Cost $36,740,044) ...........................     36,671,400
                                                                    ------------
PREFERRED STOCK -- 2.6%
Brazil -- 2.5%
     5,830 Banco Bradesco SA ....................................        106,793
    34,170 Investimentos Itau SA ................................        234,144
    12,600 Petroleo Brasileiro SA ...............................        249,802
    12,800 Vale SA, Class Preference ............................        355,376
                                                                    ------------
                                                                         946,115
                                                                    ------------

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Germany -- 0.1%
       550 Henkel AG & Co. KGAA .................................   $     29,621
       190 Porsche Automobil Holding SE .........................         11,562
       160 Volkswagen AG ........................................         14,664
                                                                    ------------
                                                                          55,847
                                                                    ------------
Total Preferred Stock (Cost $971,129) ...........................      1,001,962
                                                                    ------------
EXCHANGE TRADED FUNDS -- 0.9%
           iShares MSCI EAFE Index Fund
     5,800 (Cost $315,922)                                               324,800
                                                                    ------------
RIGHT -- 0.0%
       320 Volkswagen AG (Cost $--)                                          199
                                                                    ------------
PRIVATE COMPANY -- 0.0%
Malta -- 0.0%
     7,765 BGP Holdings PLC + (Cost $--)                                      --
                                                                    ------------
Total Investments -- 99.0%
(Cost $38,027,095)++                                                  37,998,361
Other Assets & Liabilities, Net -- 1.0%                                  383,823
                                                                    ------------
NET ASSETS -- 100.0%                                                $ 38,382,184
                                                                    ============


^ Securities incorporated in the same country but traded on different exchanges. ADR -- American Depositary Receipt
MSCI EAFE -- Morgan Stanley Capital International Europe Australasia and
Far East
PLC -- Public Limited Company
PPS -- Price Protected Shares

(a) Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2010, the total market value of these securities was $36,227 representing 0.09% of net assets.

+   Non-income producing security.
++ At March 31, 2010, the tax basis cost of the Fund's investments was $38,027,095, and the unrealized appreciation and depreciation were $5,155,525 and $(5,184,259), respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                         MARCH 31, 2010
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's investments in accordance with ASC 820 (formerly FAS 157), carried at value:


Investment in Securities
                                     Level 1             Level 2             Level 3        Total
                                    ----------        ------------          --------     ----------
Common Stock
     Australia                      $      961        $  1,911,984 *        $     --     $ 1,912,945
     Austria                                --             130,902 *              --         130,902
     Belgium                                --             164,575 *              --         164,575
     Bermuda                                --              66,415 *              --          66,415
     Canada                          1,240,552                 --                 --       1,240,552
     China                                  --             636,144 *              --         636,144
     Denmark                                --             264,271 *              --         264,271
     Finland                                --             451,865 *              --         451,865
     France                                 --           3,577,496 *              --       3,577,496
     Germany                                --           2,368,248 *              --       2,368,248
     Greece                                 --              59,169 *              --          59,169
     Guernsey                               --               6,140 *              --           6,140
     Hong Kong                              --           1,198,233 *              --       1,198,233
     India                             394,295                  --                --         394,295
     Indonesia                              --             629,763 *              --         629,763
     Ireland                                --              62,644 *              --          62,644
     Israel                            233,396             114,677 *              --         348,073
     Italy                                  --             833,449 *              --         833,449
     Japan                                  --           6,610,400 *          36,227       6,646,627
     Jersey                                 --              21,364 *              --          21,364
     Luxembourg                             --             203,654 *              --         203,654
     Malaysia                               --             102,852 *              --         102,852
     Mexico                            491,756                  --                --         491,756
     Netherlands                            --           1,782,274 *              --       1,782,274
     New Zealand                            --              10,825 *              --          10,825
     Norway                                 --             196,554 *              --         196,554
     Phillippines                           --              70,884 *              --          70,884
     Portugal                               --              58,728 *              --          58,728
     Russia                                 --             116,650 *              --         116,650
     Singapore                              --             928,355 *              --         928,355
     South Africa                           --             895,617 *              --         895,617
     South Korea                       204,768             571,728 *              --         776,496
     Spain                                  --           1,430,176 *              --       1,430,176
     Sweden                                 --             766,934 *              --         766,934
     Switzerland                            --           2,006,733 *              --       2,006,733
     United Kingdom                      9,887           5,338,766 *              --       5,348,653
     United States                     189,701             281,388                --         471,089
                                   -----------       -------------          ---------   ------------
                                     2,765,316          33,869,857             36,227     36,671,400
Preferred Stock
     Brazil                            946,115                  --                 --        946,115
     Germany                                --              55,847 *               --         55,847
                                   -----------       -------------          ---------   ------------
                                       946,115              55,847                 --      1,001,962
Exchange Traded Fund                   324,800                  --                 --        324,800
Rights                                      --                 199                 --            199
Private Company                             --                  --                 --             --
                                   -----------       -------------          ---------   ------------
Total Investments in Securities    $ 4,036,430       $  33,925,704          $  36,227   $ 37,998,361
                                   ===========       =============          =========   ============



                                                 Investments in Common Stock
                                                 ---------------------------
Beginning balance as of January 1, 2010              $          --
     Accrued discounts/premiums                                 --
     Realized gain/(loss)                                       --
     Change in unrealized
       appreciation/(depreciation)                              --
     Net purchases/sales                                        --
     Net transfer in and/or out of Level 3                  36,227
                                                     -------------
Ending balance as of March 31, 2010                  $      36,227
                                                     =============


* Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading through the application of a third party valuation model.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

   Shares                                                              Value
   ------                                                              -----
COMMON STOCK -- 99.9% ++
Consumer Discretionary -- 16.6%
       152 1-800-Flowers.com, Inc., Class A + ...................   $        382
     1,404 99 Cents Only Stores + ...............................         22,885
        80 AFC Enterprises, Inc. + ..............................            858
       640 Ambassadors Group, Inc. ..............................          7,072
     1,084 American Apparel, Inc. + .............................          3,284
       588 American Public Education, Inc. + ....................         27,401
       201 America's Car-Mart, Inc. + ...........................          4,848
       702 Amerigon, Inc. + .....................................          7,097
       872 Ameristar Casinos, Inc. ..............................         15,888
       902 Arbitron, Inc. .......................................         24,047
       251 ArvinMeritor, Inc. + .................................          3,351
     1,807 Bally Technologies, Inc. + ...........................         73,256
       789 Bebe Stores, Inc. ....................................          7,022
       188 Benihana, Inc., Class A + ............................          1,222
       732 Big 5 Sporting Goods Corp. ...........................         11,141
       667 BJ's Restaurants, Inc. + .............................         15,541
       431 Blue Nile, Inc. + ....................................         23,714
        16 Blyth, Inc. ..........................................            500
        25 Books-A-Million, Inc., Class A .......................            181
       472 Bridgepoint Education, Inc. + ........................         11,602
       761 Buckle, Inc. (The) ...................................         27,974
     6,742 Buffalo Wild Wings, Inc. + ...........................        324,358
       658 California Pizza Kitchen, Inc. + .....................         11,048
     5,278 Capella Education Co. + ..............................        490,010
       232 Caribou Coffee Co., Inc. + ...........................          1,536
       304 Carmike Cinemas, Inc. + ..............................          4,217
       358 Carrols Restaurant Group, Inc. + .....................          2,434
     1,471 Carter's, Inc. + .....................................         44,351
       942 Cato Corp. (The), Class A ............................         20,196
       771 CEC Entertainment, Inc. + ............................         29,367
       238 Charming Shoppes, Inc. + .............................          1,299
     1,988 Cheesecake Factory, Inc. (The) + .....................         53,795
       259 Cherokee, Inc. .......................................          4,662
       725 Children's Place Retail Stores, Inc. (The) + .........         32,299
       146 China Automotive Systems, Inc. + .....................          3,374
       999 ChinaCast Education Corp. + ..........................          7,303
       146 Christopher & Banks Corp. ............................          1,168
       993 Cinemark Holdings, Inc. ..............................         18,212
       500 Citi Trends, Inc. + ..................................         16,220
     1,661 CKE Restaurants, Inc. ................................         18,387
     1,977 CKX, Inc. + ..........................................         12,119
       983 Coinstar, Inc. + .....................................         31,947
     1,541 Coldwater Creek, Inc. + ..............................         10,695
       951 Collective Brands, Inc. + ............................         21,626
     1,949 Cooper Tire & Rubber Co. .............................         37,070
        91 Core-Mark Holding Co., Inc. + ........................          2,786
     2,646 Corinthian Colleges, Inc. + ..........................         46,543
       171 CPI Corp. ............................................          2,370
       567 Cracker Barrel Old Country Store, Inc. ...............         26,297
     1,001 CROCS, Inc. + ........................................          8,779
       129 Crown Media Holdings, Inc., Class A + ................            248
       434 Deckers Outdoor Corp. + ..............................         59,892
     3,246 Denny's Corp. + ......................................         12,465
       161 Destination Maternity Corp. + ........................          4,131
       599 DineEquity, Inc. + ...................................         23,678
     1,020 Dolan Media Co. + ....................................         11,087
       117 Domino's Pizza, Inc. + ...............................          1,596
        62 Dorman Products, Inc. + ..............................          1,177
       456 Dover Downs Gaming &
           Entertainment, Inc. ..................................          1,806
       429 Dress Barn, Inc. + ...................................         11,223
       378 Drew Industries, Inc. + ..............................          8,324



   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
     2,930 Drugstore.com, Inc. + ................................   $     10,460
        24 DSW, Inc., Class A + .................................            613
       150 Einstein Noah Restaurant Group, Inc. + ...............          1,823
       785 Finish Line, Inc. (The), Class A .....................         12,811
     1,554 Fossil, Inc. + .......................................         58,648
       409 Fred's, Inc., Class A ................................          4,900
        12 Frisch's Restaurants, Inc. ...........................            265
       426 Fuel Systems Solutions, Inc. + .......................         13,615
       405 Fuqi International, Inc. + ...........................          4,414
       155 G-III Apparel Group, Ltd. + ..........................          4,272
        70 Global Sources, Ltd. + ...............................            456
    13,225 Grand Canyon Education, Inc. + .......................        345,701
        75 Great Wolf Resorts, Inc. + ...........................            239
     6,437 Gymboree Corp. + .....................................        332,342
        34 Hawk Corp., Class A + ................................            663
       373 hhgregg, Inc. + ......................................          9,415
       973 Hibbett Sports, Inc. + ...............................         24,889
     4,798 Home Inns & Hotels Management, Inc.
           ADR + ................................................        157,087
       899 HOT Topic, Inc. + ....................................          5,844
       953 Hovnanian Enterprises, Inc., Class A + ...............          4,146
     1,292 HSN, Inc. + ..........................................         38,036
     1,266 Interval Leisure Group, Inc. + .......................         18,433
       661 iRobot Corp. + .......................................         10,021
       528 Isle of Capri Casinos, Inc. + ........................          4,108
     8,114 J. Crew Group, Inc. + ................................        372,433
     1,887 Jack in the Box, Inc. + ..............................         44,439
       336 Jo-Ann Stores, Inc. + ................................         14,105
       596 JOS A Bank Clothiers, Inc. + .........................         32,571
       804 K12, Inc. + ..........................................         17,857
       422 Kirkland's, Inc. + ...................................          8,862
       354 Knology, Inc. + ......................................          4,758
     1,965 Krispy Kreme Doughnuts, Inc. + .......................          7,899
       502 K-Swiss, Inc., Class A + .............................          5,251
       197 Lakes Entertainment, Inc. + ..........................            451
       243 Leapfrog Enterprises, Inc., Class A + ................          1,592
       269 Learning Tree International, Inc. + ..................          3,785
       119 Life Time Fitness, Inc. + ............................          3,344
       330 Lincoln Educational Services Corp. + .................          8,349
     1,853 Live Nation Entertainment, Inc. + ....................         26,869
     2,221 Liz Claiborne, Inc. + ................................         16,502
       444 LodgeNet Interactive Corp. + .........................          3,095
     1,343 Lululemon Athletica, Inc. + ..........................         55,734
     7,289 Lumber Liquidators Holdings, Inc. + ..................        194,398
        73 M/I Homes, Inc. + ....................................          1,069
        69 Mac-Gray Corp. .......................................            779
       642 Maidenform Brands, Inc. + ............................         14,028
        59 Marcus Corp. .........................................            766
       773 Martha Stewart Living Omnimedia,
           Class A + ............................................          4,313
     1,005 Matthews International Corp., Class A ................         35,677
        50 McCormick & Schmick's Seafood
           Restaurants, Inc. + ..................................            503
       442 Mediacom Communications Corp.,
           Class A + ............................................          2,630
        92 Men's Wearhouse, Inc. (The) ..........................          2,202
       477 Midas, Inc. + ........................................          5,381
       225 Monarch Casino & Resort, Inc. + ......................          1,922
       568 Monro Muffler Brake, Inc. ............................         20,312
       471 Morgans Hotel Group Co. + ............................          3,019
       215 Multimedia Games, Inc. + .............................            839
        90 National CineMedia, Inc. .............................          1,553
       164 National Presto Industries, Inc. .....................         19,501
       253 NIVS IntelliMedia Technology Group, Inc. + ...........            971

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
       125 Nobel Learning Communities, Inc. + ...................   $        980
     1,045 NutriSystem, Inc. ....................................         18,611
     1,852 OfficeMax, Inc. + ....................................         30,410
       519 Orbitz Worldwide, Inc. + .............................          3,690
        58 Outdoor Channel Holdings, Inc. + .....................            382
       534 Overstock.com, Inc. + ................................          8,678
       293 Oxford Industries, Inc. ..............................          5,957
       604 Papa John's International, Inc. + ....................         15,529
       388 Peet's Coffee & Tea, Inc. + ..........................         15,384
       795 PetMed Express, Inc. .................................         17,625
       795 PF Chang's China Bistro, Inc. + ......................         35,083
     1,092 Pinnacle Entertainment, Inc. + .......................         10,636
       703 Playboy Enterprises, Inc., Class B + .................          2,573
     4,233 Polaris Industries, Inc. .............................        216,560
       888 Pool Corp. ...........................................         20,104
       235 Pre-Paid Legal Services, Inc. + ......................          8,895
        25 Primedia, Inc. .......................................             86
       470 Princeton Review, Inc. + .............................          1,640
     1,521 Raser Technologies, Inc. + ...........................          1,521
     1,216 RCN Corp. + ..........................................         18,337
       115 Reading International, Inc., Class A + ...............            491
       126 Red Robin Gourmet Burgers, Inc. + ....................          3,079
       322 Rentrak Corp. + ......................................          6,939
        81 Rue21, Inc. + ........................................          2,808
       533 Ruth's Hospitality Group, Inc. + .....................          2,825
       764 Sally Beauty Holdings, Inc. + ........................          6,815
       225 Sealy Corp. + ........................................            787
     1,801 Shuffle Master, Inc. + ...............................         14,750
     7,172 Shutterfly, Inc. + ...................................        172,773
     1,786 Smith & Wesson Holding Corp. + .......................          6,751
       205 Sonic Automotive, Inc., Class A + ....................          2,255
     1,891 Sonic Corp. + ........................................         20,896
     9,042 Sotheby's ............................................        281,116
        88 Sport Supply Group, Inc. .............................          1,183
       285 Standard Motor Products, Inc. ........................          2,827
       815 Stein Mart, Inc. + ...................................          7,359
     3,923 Steiner Leisure, Ltd. + ..............................        173,867
       533 Steven Madden, Ltd. + ................................         26,010
       606 Sturm Ruger & Co., Inc. ..............................          7,266
       106 Systemax, Inc. .......................................          2,304
       497 Talbots, Inc. + ......................................          6,441
    11,226 Tempur-Pedic International, Inc. + ...................        338,576
     1,702 Texas Roadhouse, Inc., Class A + .....................         23,641
       952 Timberland Co. (The), Class A + ......................         20,316
       415 Town Sports International Holdings, Inc. + ...........          1,623
     1,197 Tractor Supply Co. ...................................         69,486
       863 True Religion Apparel, Inc. + ........................         26,201
     2,080 Tupperware Brands Corp. ..............................        100,298
       941 Ulta Salon Cosmetics & Fragrance, Inc. + .............         21,285
     1,083 Under Armour, Inc., Class A + ........................         31,851
        91 Unifirst Corp. .......................................          4,686
       346 Universal Electronics, Inc. + ........................          7,730
       672 Universal Technical Institute, Inc. + ................         15,335
       305 Universal Travel Group + .............................          3,023
        37 US Auto Parts Network, Inc. + ........................            278
     1,315 Valassis Communications, Inc. + ......................         36,596
        46 Value Line, Inc. .....................................          1,062
       131 Vitacost.com, Inc. + .................................          1,579
       108 Vitamin Shoppe, Inc. + ...............................          2,425
       642 Volcom, Inc. + .......................................         12,532
     8,672 Warnaco Group, Inc. (The) + ..........................        413,741
     3,275 Wet Seal, Inc. (The), Class A + ......................         15,589
       238 Weyco Group, Inc. ....................................          5,598
       126 Winnebago Industries + ...............................          1,841



   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
     1,640 Wolverine World Wide, Inc. ...........................   $     47,822
       500 Wonder Auto Technology, Inc. + .......................          5,290
       576 World Wrestling Entertainment, Inc., .........
           Class A ..............................................          9,965
       995 Youbet.com, Inc. + ...................................          2,925
       644 Zumiez, Inc. + .......................................         13,196
                                                                    ------------
                                                                       6,127,034
                                                                    ------------
Consumer Staples -- 2.2%
       914 AgFeed Industries, Inc. + ............................          4,013
       109 Alico, Inc. ..........................................          2,752
     2,031 Alliance One International, Inc. + ...................         10,338
       272 American Dairy, Inc. + ...............................          5,209
       508 American Italian Pasta Co., Class A + ................         19,746
       735 American Oriental Bioengineering, Inc. + .............          2,999
        41 Arden Group, Inc., Class A ...........................          4,357
       175 B&G Foods, Inc., Class A .............................          1,834
       300 Boston Beer Co., Inc., Class A + .....................         15,678
       355 Calavo Growers, Inc. .................................          6,475
       461 Cal-Maine Foods, Inc. ................................         15,623
     1,040 Casey's General Stores, Inc. .........................         32,656
       355 China Sky One Medical, Inc. + ........................          5,577
       248 China-Biotics, Inc. + ................................          4,442
       144 Coca-Cola Bottling Co. Consolidated ..................          8,447
     2,774 Darling International, Inc. + ........................         24,855
       504 Diamond Foods, Inc. ..................................         21,188
       103 Diedrich Coffee, Inc. + ..............................          3,584
       619 Dole Food Co., Inc. + ................................          7,335
        97 Farmer Bros Co. ......................................          1,818
       515 Female Health Co. (The) ..............................          3,692
     2,198 Green Mountain Coffee Roasters, Inc. + ...............        212,810
       370 Hain Celestial Group, Inc. + .........................          6,420
       279 HQ Sustainable Maritime Industries, Inc. + ...........          1,674
        91 Inter Parfums, Inc. ..................................          1,349
       483 J&J Snack Foods Corp. ................................         20,996
       632 Lancaster Colony Corp. ...............................         37,263
       946 Lance, Inc. ..........................................         21,881
       165 Lifeway Foods, Inc. + ................................          1,959
       441 Medifast, Inc. + .....................................         11,082
       187 National Beverage Corp. ..............................          2,079
     1,636 Nu Skin Enterprises, Inc., Class A ...................         47,608
        23 Nutraceutical International Corp. + ..................            344
       165 Orchids Paper Products Co. + .........................          2,714
       513 Overhill Farms, Inc. + ...............................          2,991
        89 Pantry, Inc. (The) + .................................          1,112
       544 Pricesmart, Inc. .....................................         12,648
       288 Revlon, Inc., Class A + ..............................          4,277
       262 Ruddick Corp. ........................................          8,290
       666 Sanderson Farms, Inc. ................................         35,704
        51 Schiff Nutrition International, Inc. .................            417
     1,623 Smart Balance, Inc. + ................................         10,517
     2,574 Star Scientific, Inc. + ..............................          6,564
        39 Susser Holdings Corp. + ..............................            330
       612 Synutra International, Inc. + ........................         13,837
       848 Tootsie Roll Industries, Inc. ........................         22,913
     1,419 United Natural Foods, Inc. + .........................         39,916
        63 Universal Corp. ......................................          3,319
       213 USANA Health Sciences, Inc. + ........................          6,690
     1,321 Vector Group, Ltd. ...................................         20,383
       201 Village Super Market, Inc., Class A ..................          5,634
       391 WD-40 Co. ............................................         12,837
        69 Weis Markets, Inc. ...................................          2,509
       722 Zhongpin, Inc. + .....................................          9,169
                                                                    ------------
                                                                         790,854
                                                                    ------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Energy -- 3.9%
        27 Alon USA Energy, Inc. ................................   $        196
       311 Apco Oil and Gas International, Inc. .................          8,416
       138 Approach Resources, Inc. + ...........................          1,253
     9,501 Arena Resources, Inc. + ..............................        317,333
     7,881 Atlas Energy, Inc. ...................................        245,257
       176 ATP Oil & Gas Corp. + ................................          3,311
        97 Bolt Technology Corp. + ..............................          1,097
     2,451 BPZ Resources, Inc. + ................................         18,015
    10,327 Brigham Exploration Co. + ............................        164,716
       355 Cal Dive International, Inc. + .......................          2,602
       585 CARBO Ceramics, Inc. .................................         36,469
       950 Carrizo Oil & Gas, Inc. + ............................         21,802
       587 Cheniere Energy, Inc. + ..............................          1,814
     1,185 Clean Energy Fuels Corp. + ...........................         26,994
       334 Cloud Peak Energy, Inc. + ............................          5,558
       391 Contango Oil & Gas Co. + .............................         20,000
       194 CREDO Petroleum Corp. + ..............................          1,919
       269 Cubic Energy, Inc. + .................................            285
        58 CVR Energy, Inc. + ...................................            507
     3,190 Delta Petroleum Corp. + ..............................          4,498
     3,540 Dril-Quip, Inc. + ....................................        215,374
     3,629 Endeavour International Corp. + ......................          4,609
       570 ENGlobal Corp. + .....................................          1,579
     4,414 Evergreen Energy, Inc. + .............................            794
     1,420 FX Energy, Inc. + ....................................          4,871
       135 Geokinetics, Inc. + ..................................            973
       429 GMX Resources, Inc. + ................................          3,526
       704 Golar LNG, Ltd. ......................................          8,237
        24 Gulf Island Fabrication, Inc. ........................            522
       407 Gulfmark Offshore, Inc., Class A + ...................         10,806
       817 Gulfport Energy Corp. + ..............................          9,183
       292 Hercules Offshore, Inc. + ............................          1,258
       203 ION Geophysical Corp. + ..............................            999
        37 Isramco, Inc. + ......................................          2,425
       940 James River Coal Co. + ...............................         14,946
       431 Lufkin Industries, Inc. ..............................         34,114
       263 Matrix Service Co. + .................................          2,830
     2,503 McMoRan Exploration Co. + ............................         36,619
        40 Natural Gas Services Group, Inc. + ...................            635
     1,037 Northern Oil and Gas, Inc. + .........................         16,436
       244 Panhandle Oil and Gas, Inc., Class A .................          5,766
       240 PHI, Inc. + ..........................................          5,083
       287 Pioneer Drilling Co. + ...............................          2,020
        19 PrimeEnergy Corp. + ..................................            512
       605 Rex Energy Corp. + ...................................          6,891
       958 RPC, Inc. ............................................         10,663
       902 Ship Finance International, Ltd. .....................         16,019
     2,286 Sulphco, Inc. + ......................................            663
     2,122 Syntroleum Corp. + ...................................          4,499
       357 Teekay Tankers, Ltd., Class A ........................          4,487
     1,370 Tetra Technologies, Inc. + ...........................         16,741
       321 TGC Industries, Inc. + ...............................          1,297
       622 Toreador Resources Corp. + ...........................          5,088
     1,238 Uranerz Energy Corp. + ...............................          2,303
     1,471 Uranium Energy Corp. + ...............................          4,737
       124 Vaalco Energy, Inc. ..................................            612
       196 Venoco, Inc. + .......................................          2,515
     1,098 W&T Offshore, Inc. ...................................          9,223
     1,065 Warren Resources, Inc. + .............................          2,684
        70 Westmoreland Coal Co. + ..............................            883
     1,344 Willbros Group, Inc. + ...............................         16,141
     1,965 World Fuel Services Corp. ............................         52,348
       497 Zion Oil & Gas, Inc. + ...............................          3,076
                                                                    ------------
                                                                       1,427,029
                                                                    ------------



   Shares                                                              Value
   ------                                                              -----
Financials -- 6.2%
       312 Acadia Realty Trust ..................................   $      5,572
     1,377 Advance America Cash Advance
           Centers, Inc. ........................................          8,014
     4,038 Affiliated Managers Group, Inc. + ....................        319,002
        44 Alexander's, Inc. + ..................................         13,162
        31 American Safety Insurance
           Holdings, Ltd. + .....................................            514
       101 Ames National Corp. ..................................          2,025
       107 Amtrust Financial Services, Inc. .....................          1,493
       196 Arrow Financial Corp. ................................          5,270
       135 Artio Global Investors, Inc., Class A ................          3,340
       199 Asset Acceptance Capital Corp. + .....................          1,256
        63 Associated Estates Realty Corp. ......................            869
       445 Assured Guaranty, Ltd. ...............................          9,777
       138 Bank of Marin Bancorp ................................          4,565
        29 Bank of the Ozarks, Inc. .............................          1,021
       715 BGC Partners, Inc., Class A ..........................          4,369
       174 Bridge Bancorp, Inc. .................................          4,072
     1,774 Broadpoint Gleacher Securities, Inc. + ...............          7,096
       488 Brookline Bancorp, Inc. ..............................          5,192
        50 Brooklyn Federal Bancorp, Inc. .......................            420
        42 Bryn Mawr Bank Corp. .................................            762
        51 Calamos Asset Management, Inc., Class A ..............            731
       455 Cardinal Financial Corp. .............................          4,859
       319 Cardtronics, Inc. + ..................................          4,010
       954 Cathay General Bancorp ...............................         11,114
        64 Centerstate Banks, Inc. ..............................            784
        20 Cheviot Financial Corp. ..............................            184
        34 Citizens Holding Co. .................................            839
       829 Citizens, Inc. + .....................................          5,728
        50 City Holding Co. .....................................          1,714
        33 Clifton Savings Bancorp, Inc. ........................            306
       139 CNB Financial Corp. ..................................          2,146
       275 Cohen & Steers, Inc. .................................          6,864
       236 CompuCredit Holdings Corp. ...........................          1,218
       541 Crawford & Co., Class B + ............................          2,202
       189 Credit Acceptance Corp. + ............................          7,794
        67 Diamond Hill Investment Group, Inc. ..................          4,596
     7,107 Dollar Financial Corp. + .............................        170,994
       552 Duff & Phelps Corp., Class A .........................          9,240
       477 DuPont Fabros Technology, Inc. .......................         10,298
       522 EastGroup Properties, Inc. ...........................         19,700
       758 eHealth, Inc. + ......................................         11,938
       183 Enterprise Financial Services Corp. ..................          2,024
       377 Epoch Holding Corp. ..................................          4,256
       533 Equity Lifestyle Properties, Inc. ....................         28,718
     6,522 Evercore Partners, Inc., Class A .....................        195,660
     1,516 Ezcorp, Inc., Class A + ..............................         31,230
       186 FBL Financial Group, Inc., Class A ...................          4,553
        51 FBR Capital Markets Corp. + ..........................            232
       782 First Cash Financial Services, Inc. + ................         16,868
       384 First Financial Bankshares, Inc. .....................         19,795
       233 First Mercury Financial Corp. ........................          3,036
        29 First of Long Island Corp. ...........................            699
       144 GAMCO Investors, Inc., Class A .......................          6,552
       237 Getty Realty Corp. ...................................          5,546
     2,183 GFI Group, Inc. ......................................         12,618
        78 Great Southern Bancorp, Inc. .........................          1,750
        12 Hallmark Financial Services + ........................            108
       109 Hancock Holding Co. ..................................          4,557
        14 Heritage Financial Group .............................            169
       141 International Assets Holding Corp. + .................          2,111
       134 Investors Bancorp, Inc. + ............................          1,769
       123 Investors Real Estate Trust ..........................          1,110
        47 JMP Group, Inc. ......................................            400

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Financials (continued)
       552 KBW, Inc. + ..........................................   $     14,849
       120 Kearny Financial Corp. ...............................          1,252
        16 Kentucky First Federal Bancorp .......................            168
     1,536 Knight Capital Group, Inc., Class A + ................         23,424
        65 Kohlberg Capital Corp. ...............................            368
       250 Life Partners Holdings, Inc. .........................          5,542
        85 LTC Properties, Inc. .................................          2,300
       151 Main Street Capital Corp. ............................          2,357
     1,080 MarketAxess Holdings, Inc. ...........................         16,988
        36 Metro Bancorp, Inc. + ................................            496
       956 MF Global Holdings, Ltd. + ...........................          7,715
       480 Mid-America Apartment Communities, Inc. ..............         24,859
     3,679 MSCI, Inc., Class A + ................................        132,812
       241 Nara Bancorp, Inc. + .................................          2,111
        45 National Health Investors, Inc. ......................          1,744
       197 Nelnet, Inc., Class A ................................          3,656
       225 NewStar Financial, Inc. + ............................          1,436
       519 Omega Healthcare Investors, Inc. .....................         10,115
     1,438 optionsXpress Holdings, Inc. .........................         23,425
       273 Oritani Financial Corp. ..............................          4,387
        83 Orrstown Financial Services, Inc. ....................          2,106
        22 Park National Corp. ..................................          1,371
        46 Peapack Gladstone Financial Corp. ....................            723
        75 Penns Woods Bancorp, Inc. ............................          2,516
       417 Penson Worldwide, Inc. + .............................          4,199
       392 Phoenix Cos., Inc. (The) + ...........................            949
       251 Pico Holdings, Inc. + ................................          9,335
     7,058 Portfolio Recovery Associates, Inc. + ................        387,272
       709 Potlatch Corp. .......................................         24,843
       928 PrivateBancorp, Inc., Class A ........................         12,714
       112 Prudential Bancorp, Inc. of Pennsylvania. ............            945
       167 PS Business Parks, Inc. ..............................          8,918
       262 Pzena Investment Management, Inc.,
           Class A + ............................................          1,999
       116 QC Holdings, Inc. ....................................            600
       340 Redwood Trust, Inc. ..................................          5,243
        30 Republic Bancorp, Inc., Class A ......................            565
        64 Rewards Network, Inc. ................................            858
       749 Riskmetrics Group, Inc. + ............................         16,935
       265 RLI Corp. ............................................         15,110
       116 Roma Financial Corp. .................................          1,455
       158 S.Y. Bancorp, Inc. ...................................          3,595
       255 Safeguard Scientifics, Inc. + ........................          3,315
        56 Safety Insurance Group, Inc. .........................          2,110
       136 Saul Centers, Inc. ...................................          5,630
     6,736 Signature Bank + .....................................        249,569
       101 Southside Bancshares, Inc. ...........................          2,179
       107 Starwood Property Trust, Inc. ........................          2,065
     1,007 Stifel Financial Corp. + .............................         54,126
       221 Suffolk Bancorp ......................................          6,787
       106 SVB Financial Group + ................................          4,946
        49 SWS Group, Inc. ......................................            565
       678 Tanger Factory Outlet Centers ........................         29,263
       370 Tejon Ranch Co. + ....................................         11,292
         1 Teton Advisors, Inc., Class A ........................             11
       114 Texas Capital Bancshares, Inc. + .....................          2,165
        72 Thomas Weisel Partners Group, Inc. + .................            282
       114 Tompkins Financial Corp. .............................          4,159
     1,203 Tower Group, Inc. ....................................         26,671
       291 TradeStation Group, Inc. + ...........................          2,040
       950 Trustco Bank Corp. ...................................          5,862
       383 U.S. Global Investors, Inc., Class A .................          3,788
        71 UMH Properties, Inc. .................................            580
        94 United Financial Bancorp, Inc. .......................          1,314



   Shares                                                              Value
   ------                                                              -----
Financials (continued)
       202 Universal Health Realty Income Trust .................   $      7,139
       254 Universal Insurance Holdings, Inc. ...................          1,285
       345 ViewPoint Financial Group ............................          5,592
       220 Washington Real Estate Investment Trust ..............          6,721
       553 Westamerica Bancorporation ...........................         31,880
       171 Westwood Holdings Group, Inc. ........................          6,293
        41 Wilshire Bancorp, Inc. ...............................            452
                                                                    ------------
                                                                       2,279,147
                                                                    ------------
Health Care -- 25.7%
       746 Abaxis, Inc. + .......................................         20,284
     1,048 ABIOMED, Inc. + ......................................         10,826
       903 Accelrys, Inc. + .....................................          5,563
     1,324 Accuray, Inc. + ......................................          8,063
     5,659 Acorda Therapeutics, Inc. + ..........................        193,538
       277 Acura Pharmaceuticals, Inc. + ........................          1,493
       823 Adolor Corp. + .......................................          1,481
     5,303 Affymax, Inc. + ......................................        124,249
     2,059 Affymetrix, Inc. + ...................................         15,113
       313 AGA Medical Holdings, Inc. + .........................          5,086
     4,344 Air Methods Corp. + ..................................        147,696
     1,894 Akorn, Inc. + ........................................          2,898
    10,543 Align Technology, Inc. + .............................        203,902
     3,094 Alkermes, Inc. + .....................................         40,129
       823 Alliance HealthCare Services, Inc. + .................          4,625
       229 Allied Healthcare International, Inc. + ..............            623
     2,123 Allos Therapeutics, Inc. + ...........................         15,774
       245 Almost Family, Inc. + ................................          9,234
     7,322 Alnylam Pharmaceuticals, Inc. + ......................        124,620
       994 Alphatec Holdings, Inc. + ............................          6,332
       626 AMAG Pharmaceuticals, Inc. + .........................         21,854
     3,215 Amedisys, Inc. + .....................................        177,532
       281 America Service Group, Inc. ..........................          4,521
       335 American Caresource Holdings, Inc. + .................            593
       157 American Dental Partners, Inc. + .....................          2,049
     2,443 American Medical Systems Holdings, Inc. + ............         45,391
     1,764 AMERIGROUP Corp. + ...................................         58,635
       876 AMICAS, Inc. + .......................................          5,274
       515 Amicus Therapeutics, Inc. + ..........................          1,643
     1,085 AMN Healthcare Services, Inc. + ......................          9,548
       283 Analogic Corp. .......................................         12,093
       235 Angiodynamics, Inc. + ................................          3,671
       484 Ardea Biosciences, Inc. + ............................          8,838
     2,699 Arena Pharmaceuticals, Inc. + ........................          8,367
     3,247 Ariad Pharmaceuticals, Inc. + ........................         11,040
       736 Arqule, Inc. + .......................................          4,239
     1,612 Array Biopharma, Inc. + ..............................          4,417
       683 ARYx Therapeutics, Inc. + ............................            594
     1,117 athenahealth, Inc. + .................................         40,838
        52 Atrion Corp. .........................................          7,438
     1,588 ATS Medical, Inc. + ..................................          4,129
     5,786 Auxilium Pharmaceuticals, Inc. + .....................        180,292
     2,041 AVANIR Pharmaceuticals, Inc., Class A + ..............          4,735
     1,566 AVI BioPharma, Inc. + ................................          1,864
       704 BioCryst Pharmaceuticals, Inc. + .....................          4,625
       456 Biodel, Inc. + .......................................          1,947
       295 BioDelivery Sciences International, Inc. + ...........          1,130
       421 BioMimetic Therapeutics, Inc. + ......................          5,536
       403 Bio-Reference Labs, Inc. + ...........................         17,720
     1,256 BioScrip, Inc. + .....................................         10,023
       123 Biospecifics Technologies Corp. + ....................          3,413
       980 BMP Sunstone Corp. + .................................          4,959
       579 Bovie Medical Corp. + ................................          3,619
     1,664 Bruker Corp. + .......................................         24,378

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             March 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
       837 Cadence Pharmaceuticals, Inc. + ......................   $      7,642
       896 Cambrex Corp. + ......................................          3,629
       307 Cantel Medical Corp. .................................          6,094
       132 Caraco Pharmaceutical Laboratories, Ltd. + ...........            791
        76 Cardiac Science Corp. + ..............................            142
       809 CardioNet, Inc. + ....................................          6,189
       306 Cardiovascular Systems, Inc. + .......................          1,625
     1,299 Cardium Therapeutics, Inc. + .........................            572
     9,023 Catalyst Health Solutions, Inc. + ....................        373,372
       568 Celera Corp. + .......................................          4,033
    18,198 Cell Therapeutics, Inc. + ............................          9,840
       438 Celldex Therapeutics, Inc. + .........................          2,689
       795 Centene Corp. + ......................................         19,112
     1,972 Cepheid, Inc. + ......................................         34,471
       424 Chelsea Therapeutics International, Inc. + ...........          1,505
       746 Chemed Corp. .........................................         40,568
       415 Chindex International, Inc. + ........................          4,901
       992 Clarient, Inc. + .....................................          2,599
       330 Clinical Data, Inc. + ................................          6,402
       331 Computer Programs & Systems, Inc. ....................         12,935
    24,271 Conceptus, Inc. + ....................................        484,449
       831 Continucare Corp. + ..................................          3,075
       222 Cornerstone Therapeutics, Inc. + .....................          1,410
       253 Corvel Corp. + .......................................          9,045
        95 Cross Country Healthcare, Inc. + .....................            961
       857 CryoLife, Inc. + .....................................          5,545
     8,176 Cubist Pharmaceuticals, Inc. + .......................        184,287
       199 Cumberland Pharmaceuticals, Inc. + ...................          2,095
     2,142 Curis, Inc. + ........................................          6,576
       128 Cutera, Inc. + .......................................          1,327
       931 Cyberonics, Inc. + ...................................         17,838
     1,295 Cypress Bioscience, Inc. + ...........................          6,346
     1,462 Cytokinetics, Inc. + .................................          4,678
       896 Cytori Therapeutics, Inc. + ..........................          4,086
     1,012 Delcath Systems, Inc. + ..............................          8,197
     1,718 Depomed, Inc. + ......................................          6,099
     1,537 DexCom, Inc. + .......................................         14,955
       595 Dionex Corp. + .......................................         44,494
     4,051 Discovery Laboratories, Inc. + .......................          2,107
     2,772 Durect Corp. + .......................................          8,344
     1,587 Dyax Corp. + .........................................          5,412
     1,873 Eclipsys Corp. + .....................................         37,235
       600 Electro-Optical Sciences, Inc. + .....................          4,452
       905 Emergency Medical Services Corp.,
           Class A + ............................................         51,178
       555 Emergent Biosolutions, Inc. + ........................          9,318
       674 Emeritus Corp. + .....................................         13,716
     1,469 Endologix, Inc. + ....................................          5,935
       374 Ensign Group, Inc. (The) .............................          6,481
       493 EnteroMedics, Inc. + .................................            251
       809 Enzo Biochem, Inc. + .................................          4,870
     1,721 Enzon Pharmaceuticals, Inc. + ........................         17,520
     1,424 eResearchTechnology, Inc. + ..........................          9,840
     8,807 ev3, Inc. + ..........................................        139,679
       277 Exactech, Inc. + .....................................          5,809
     3,598 Exelixis, Inc. + .....................................         21,840
       150 Facet Biotech Corp. + ................................          4,049
       479 Genomic Health, Inc. + ...............................          8,426
       574 Genoptix, Inc. + .....................................         20,371
       385 Gentiva Health Services, Inc. + ......................         10,888
     1,490 Geron Corp. + ........................................          8,463
       566 Greatbatch, Inc. + ...................................         11,994
       649 GTx, Inc. + ..........................................          2,168
       849 Haemonetics Corp. + ..................................         48,520



   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
     2,137 Halozyme Therapeutics, Inc. + ........................   $     17,075
    11,300 Hanger Orthopedic Group, Inc. + ......................        205,434
       671 Hansen Medical, Inc. + ...............................          1,537
       767 Harvard Bioscience, Inc. + ...........................          2,968
       784 Health Grades, Inc. + ................................          4,986
     3,047 Healthsouth Corp. + ..................................         56,979
        60 Healthways, Inc. + ...................................            964
       159 HeartWare International, Inc. + ......................          7,071
     3,742 Hemispherx Biopharma, Inc. + .........................          2,769
        62 Hi-Tech Pharmacal Co., Inc. + ........................          1,373
       856 HMS Holdings Corp. + .................................         43,647
    10,799 Human Genome Sciences, Inc. + ........................        326,130
       385 ICU Medical, Inc. + ..................................         13,263
       920 Idenix Pharmaceuticals, Inc. + .......................          2,594
       711 Idera Pharmaceuticals, Inc. + ........................          4,415
     2,332 Immucor, Inc. + ......................................         52,213
     1,591 Immunogen, Inc. + ....................................         12,871
     2,197 Immunomedics, Inc. + .................................          7,294
    10,719 Impax Laboratories, Inc. + ...........................        191,441
     2,776 Incyte Corp., Ltd. + .................................         38,753
       254 Infinity Pharmaceuticals, Inc. + .....................          1,549
     4,229 Insmed, Inc. + .......................................          4,990
     2,097 Inspire Pharmaceuticals, Inc. + ......................         13,085
     1,000 Insulet Corp. + ......................................         15,090
       610 Integra LifeSciences Holdings Corp. + ................         26,736
     3,998 InterMune, Inc. + ....................................        178,191
       427 Invacare Corp. .......................................         11,333
       380 inVentiv Health, Inc. + ..............................          8,535
     9,252 IPC The Hospitalist Co., Inc. + ......................        324,838
       610 IRIS International, Inc. + ...........................          6,228
       333 Ironwood Pharmaceuticals, Inc., Class A + ............          4,502
     3,170 Isis Pharmaceuticals, Inc. + .........................         34,616
     1,105 ISTA Pharmaceuticals, Inc. + .........................          4,497
     1,684 Javelin Pharmaceuticals, Inc. + ......................          2,172
       107 Kendle International, Inc. + .........................          1,870
       280 Kensey Nash Corp. + ..................................          6,605
       639 KV Pharmaceutical Co., Class A + .....................          1,125
       192 Landauer, Inc. .......................................         12,522
       343 Lannett Co., Inc. + ..................................          1,458
       332 LCA-Vision, Inc. + ...................................          2,762
     2,106 Lexicon Pharmaceuticals, Inc. + ......................          3,117
       516 LHC Group, Inc. + ....................................         17,302
     3,832 Ligand Pharmaceuticals, Inc., Class B + ..............          6,706
     1,410 Luminex Corp. + ......................................         23,730
       445 MAKO Surgical Corp. + ................................          5,999
     1,792 MannKind Corp. + .....................................         11,756
       259 MAP Pharmaceuticals, Inc. + ..........................          4,116
       202 Martek Biosciences Corp. + ...........................          4,547
     1,679 Masimo Corp. .........................................         44,577
       321 Matrixx Initiatives, Inc. + ..........................          1,627
       697 Maxygen, Inc. + ......................................          4,579
     1,321 MedAssets, Inc. + ....................................         27,741
       382 Medical Action Industries, Inc. + ....................          4,687
    14,590 Medicines Co. (The) + ................................        114,386
       271 Medicis Pharmaceutical Corp., Class A ................          6,818
       180 Medidata Solutions, Inc. + ...........................          2,736
       977 Medivation, Inc. + ...................................         10,249
       858 Merge Healthcare, Inc. + .............................          1,776
     1,358 Meridian Bioscience, Inc. ............................         27,662
       951 Merit Medical Systems, Inc. + ........................         14,503
       569 Metabolix, Inc. + ....................................          6,930
     1,350 Metropolitan Health Networks, Inc. + .................          4,361
     2,085 Micromet, Inc. + .....................................         16,847
       536 Micrus Endovascular Corp. + ..........................         10,570
     1,214 MiddleBrook Pharmaceuticals, Inc. + ..................            364

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
       552 Molecular Insight Pharmaceuticals, Inc. + ............   $        723
     8,332 Momenta Pharmaceuticals, Inc. + ......................        124,730
       367 MWI Veterinary Supply, Inc. + ........................         14,827
       726 Myriad Pharmaceuticals, Inc. + .......................          3,282
     1,249 Nabi Biopharmaceuticals + ............................          6,832
       325 Nanosphere, Inc. + ...................................          1,557
       119 National Healthcare Corp. ............................          4,210
        57 National Research Corp. ..............................          1,443
       707 Natus Medical, Inc. + ................................         11,248
    15,156 Nektar Therapeutics + ................................        230,523
       675 Neogen Corp. + .......................................         16,943
       858 Neurocrine Biosciences, Inc. + .......................          2,188
       326 NeurogesX, Inc. + ....................................          3,064
       382 NovaMed, Inc. + ......................................          1,299
     2,081 Novavax, Inc. + ......................................          4,807
     1,592 NPS Pharmaceuticals, Inc. + ..........................          8,024
     4,747 NuVasive, Inc. + .....................................        214,564
       758 NxStage Medical, Inc. + ..............................          8,679
       587 Obagi Medical Products, Inc. + .......................          7,150
       557 Odyssey HealthCare, Inc. + ...........................         10,087
       137 Omeros Corp. + .......................................            964
       921 Omnicell, Inc. + .....................................         12,922
       137 OncoGenex Pharmaceutical, Inc. + .....................          2,813
     7,485 Onyx Pharmaceuticals, Inc. + .........................        226,646
     1,275 Opko Health, Inc. + (a) ..............................          2,524
       865 Optimer Pharmaceuticals, Inc. + ......................         10,622
     1,436 OraSure Technologies, Inc. + .........................          8,515
       872 Orexigen Therapeutics, Inc. + ........................          5,136
       582 Orthofix International NV + ..........................         21,173
     2,225 Orthovita, Inc. + ....................................          9,479
       570 Osiris Therapeutics, Inc. + ..........................          4,218
     1,591 Owens & Minor, Inc. ..................................         73,807
       901 OXiGENE, Inc. + ......................................          1,108
     1,157 Pain Therapeutics, Inc. + ............................          7,254
       447 Palomar Medical Technologies, Inc. + .................          4,854
     9,308 Parexel International Corp. + ........................        216,970
     4,067 PDL BioPharma, Inc. ..................................         25,256
       712 Pharmasset, Inc. + ...................................         19,082
     1,038 PharMerica Corp. + ...................................         18,912
     1,468 Phase Forward, Inc. + ................................         19,187
       759 Poniard Pharmaceuticals, Inc. + ......................            873
       890 Pozen, Inc. + ........................................          8,526
       664 Progenics Pharmaceuticals, Inc. + ....................          3,539
     1,152 Protalix BioTherapeutics, Inc. + .....................          7,557
       359 Providence Service Corp. (The) + .....................          5,453
     1,964 PSS World Medical, Inc. + ............................         46,174
     1,278 Psychiatric Solutions, Inc. + ........................         38,084
       780 Quality Systems, Inc. ................................         47,923
     1,928 Questcor Pharmaceuticals, Inc. + .....................         15,867
       877 Quidel Corp. + .......................................         12,752
       885 RadNet, Inc. + .......................................          2,814
     7,747 Regeneron Pharmaceuticals, Inc. + ....................        205,218
       557 RehabCare Group, Inc. + ..............................         15,189
     1,019 Repligen Corp. + .....................................          4,137
       321 Repros Therapeutics, Inc. + ..........................            217
     1,639 Rigel Pharmaceuticals, Inc. + ........................         13,063
       341 Rochester Medical Corp. + ............................          4,372
       481 Rockwell Medical Technologies, Inc. + ................          2,780
       639 RTI Biologics, Inc. + ................................          2,767
     5,758 Salix Pharmaceuticals, Ltd. + ........................        214,485
     1,374 Sangamo Biosciences, Inc. + ..........................          7,447
     1,739 Santarus, Inc. + .....................................          9,356
    10,849 Savient Pharmaceuticals, Inc. + ......................        156,768
     1,191 Sciclone Pharmaceuticals, Inc. + .....................          4,204
     2,687 Seattle Genetics, Inc. + .............................         32,083



   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
       269 Select Medical Holdings Corp. + ......................   $      2,270
     2,056 Sequenom, Inc. + .....................................         12,973
       882 SIGA Technologies, Inc. + ............................          5,848
       577 Sirona Dental Systems, Inc. + ........................         21,943
       410 Somanetics Corp. + ...................................          7,847
       467 SonoSite, Inc. + .....................................         14,995
     1,070 Spectranetics Corp. + ................................          7,394
     1,425 Spectrum Pharmaceuticals, Inc. + .....................          6,569
     3,488 StemCells, Inc. + ....................................          4,046
       863 Stereotaxis, Inc. + ..................................          4,324
     1,936 STERIS Corp. .........................................         65,166
       341 Sucampo Pharmaceuticals, Inc., Class A + .............          1,217
     1,262 SuperGen, Inc. + .....................................          4,038
       525 SurModics, Inc. + ....................................         10,994
     2,219 SXC Health Solutions Corp. + .........................        149,294
       269 Symmetry Medical, Inc. + .............................          2,701
       393 Synovis Life Technologies, Inc. + ....................          6,103
       283 Synta Pharmaceuticals Corp. + ........................          1,220
       267 Team Health Holdings, Inc. + .........................          4,486
     2,120 Theravance, Inc. + ...................................         28,238
     6,559 Thoratec Corp. + .....................................        219,399
       720 TomoTherapy, Inc. + ..................................          2,455
       421 TranS1, Inc. + .......................................          1,368
       213 Transcend Services, Inc. + ...........................          3,461
        35 Triple-S Management Corp., Class B + .................            621
       182 U.S. Physical Therapy, Inc. + ........................          3,167
       110 Utah Medical Products, Inc. ..........................          3,094
       907 Vanda Pharmaceuticals, Inc. + ........................         10,467
       226 Varian, Inc. + .......................................         11,702
       551 Vascular Solutions, Inc. + ...........................          4,953
    10,648 VCA Antech, Inc. + ...................................        298,463
       659 Vical, Inc. + ........................................          2,214
       502 Viropharma, Inc. + ...................................          6,842
       214 Virtual Radiologic Corp. + ...........................          2,354
       337 Vital Images, Inc. + .................................          5,449
     2,676 Vivus, Inc. + ........................................         23,335
     1,187 Volcano Corp. + ......................................         28,678
     1,084 West Pharmaceutical Services, Inc. ...................         45,474
     1,295 Wright Medical Group, Inc. + .........................         23,012
       930 XenoPort, Inc. + .....................................          8,612
       131 Young Innovations, Inc. ..............................          3,689
    25,611 Zoll Medical Corp. + .................................        675,106
     1,003 Zymogenetics, Inc. + .................................          5,747
                                                                    ------------
                                                                       9,456,679
                                                                    ------------
Industrials -- 14.3%
       439 3D Systems Corp. + ...................................          5,992
       425 AAON, Inc. ...........................................          9,613
       112 AAR Corp. + ..........................................          2,780
       354 ABM Industries, Inc. .................................          7,505
     1,088 Acacia Research-Acacia Technologies + ................         11,783
     1,042 Actuant Corp., Class A ...............................         20,371
     7,592 Acuity Brands, Inc. ..................................        320,458
       718 Administaff, Inc. ....................................         15,322
     1,618 Advanced Battery Technologies, Inc. + ................          6,310
       528 Advisory Board Co. (The) + ...........................         16,632
     5,842 Aegean Marine Petroleum Network, Inc. ................        165,796
       453 Aerovironment, Inc. + ................................         11,828
     1,134 Air Transport Services Group, Inc. + .................          3,821
     4,228 AirTran Holdings, Inc. + .............................         21,478
        69 Alaska Air Group, Inc. + .............................          2,845
       501 Allegiant Travel Co., Class A + ......................         28,988
       121 Altra Holdings, Inc. + ...............................          1,661
     1,095 American Reprographics Co. + .........................          9,822
       310 American Science & Engineering, Inc. .................         23,225

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
     8,262 American Superconductor Corp. + ......................   $    238,772
       145 Ampco-Pittsburgh Corp. ...............................          3,599
       840 APAC Customer Services, Inc. + .......................          4,830
        65 Apogee Enterprises, Inc. .............................          1,028
       443 Applied Signal Technology, Inc. ......................          8,674
       252 Argan, Inc. + ........................................          3,276
       392 Argon ST, Inc. + .....................................         10,431
        97 Ascent Solar Technologies, Inc. + ....................            373
       261 Astronics Corp. + ....................................          2,560
       500 ATC Technology Corp. + ...............................          8,580
     1,995 Avis Budget Group, Inc. + ............................         22,943
       414 AZZ, Inc. ............................................         14,014
       505 Badger Meter, Inc. ...................................         19,448
       268 Baker (Michael) Corp. + ..............................          9,241
       309 Baldor Electric Co. ..................................         11,557
    15,775 Beacon Roofing Supply, Inc. + ........................        301,776
       425 Blount International, Inc. + .........................          4,403
     1,068 Broadwind Energy, Inc. + .............................          4,774
       364 Builders FirstSource, Inc. + .........................          1,147
     1,492 CBIZ, Inc. + .........................................          9,802
        47 CDI Corp. ............................................            689
       612 Celadon Group, Inc. + ................................          8,531
     1,620 Cenveo, Inc. + .......................................         14,029
       854 Chart Industries, Inc. + .............................         17,080
        26 Chase Corp. ..........................................            328
       477 China Fire & Security Group, Inc. + ..................          6,187
       643 CLARCOR, Inc. ........................................         22,177
       674 Clean Harbors, Inc. + ................................         37,447
       230 Colfax Corp. + .......................................          2,707
     1,110 Corporate Executive Board Co. (The) ..................         29,515
       666 CoStar Group, Inc. + .................................         27,652
       316 CRA International, Inc. + ............................          7,243
       532 Cubic Corp. ..........................................         19,152
       947 Deluxe Corp. .........................................         18,391
       737 Diamond Management & Technology
           Consultants, Inc., Class A ...........................          5,785
       501 DigitalGlobe, Inc. + .................................         14,003
       234 Dynamex, Inc. + ......................................          4,025
       438 Dynamic Materials Corp. ..............................          6,842
       119 DynCorp International, Inc., Class A + ...............          1,367
       704 EMCOR Group, Inc. + ..................................         17,339
     1,601 Ener1, Inc. + ........................................          7,573
     1,316 Energy Conversion Devices, Inc. + ....................         10,304
     1,142 Energy Recovery, Inc. + ..............................          7,195
       236 EnergySolutions, Inc. ................................          1,518
       467 EnerNOC, Inc. + ......................................         13,861
       879 ESCO Technologies, Inc. ..............................         27,961
       329 Esterline Technologies Corp. + .......................         16,262
     3,376 Evergreen Solar, Inc. + ..............................          3,815
       464 Exponent, Inc. + .....................................         13,233
     1,081 Flow International Corp. + ...........................          3,254
     2,381 Force Protection, Inc. + .............................         14,334
       472 Forward Air Corp. ....................................         12,414
       336 Franklin Covey Co. + .................................          2,668
       477 Fuel Tech, Inc. + ....................................          3,826
     1,791 FuelCell Energy, Inc. + ..............................          5,051
       809 Furmanite Corp. + ....................................          4,199
     1,689 GenCorp, Inc. + ......................................          9,729
        85 Generac Holdings, Inc. + .............................          1,191
     1,241 Genessee & Wyoming, Inc., Class A + ..................         42,343
     1,336 Geo Group, Inc. (The) + ..............................         26,480
       599 GeoEye, Inc. + .......................................         17,670
        60 Global Defense Technology &
           Systems, Inc. + ......................................            804
       308 Gorman-Rupp Co. (The) ................................          7,835



   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
       309 GP Strategies Corp. + ................................   $      2,583
     1,588 GrafTech International, Ltd. + .......................         21,708
       226 Graham Corp. .........................................          4,066
       158 Granite Construction, Inc. ...........................          4,775
     1,243 Great Lakes Dredge & Dock Corp. ......................          6,526
     1,046 GT Solar International, Inc. + .......................          5,471
       431 Harbin Electric, Inc. + ..............................          9,305
     1,731 Hawaiian Holdings, Inc. + ............................         12,758
     1,319 Healthcare Services Group, Inc. ......................         29,532
     1,082 Heartland Express, Inc. ..............................         17,853
       760 HEICO Corp. ..........................................         39,186
        87 Heritage-Crystal Clean, Inc. + .......................            983
    18,243 Herman Miller, Inc. ..................................        329,469
     3,193 Hexcel Corp. + .......................................         46,107
       725 Hill International, Inc. + ...........................          4,227
     1,095 HNI Corp. ............................................         29,160
       264 Houston Wire & Cable Co. .............................          3,057
       606 HUB Group, Inc., Class A + ...........................         16,956
        25 Hurco Cos., Inc. + ...................................            421
       733 Huron Consulting Group, Inc. + .......................         14,880
       300 ICF International, Inc. + ............................          7,452
       575 II-VI, Inc. + ........................................         19,458
       667 Innerworkings, Inc. + ................................          3,468
     1,627 Interface, Inc., Class A .............................         18,841
       753 Kaman Corp. ..........................................         18,833
        94 Kelly Services, Inc., Class A + ......................          1,566
     1,513 Knight Transportation, Inc. ..........................         31,909
     1,600 Knoll, Inc. ..........................................         18,000
        93 Korn/Ferry International + ...........................          1,641
        66 K-Tron International, Inc. + .........................          9,898
       334 LaBarge, Inc. + ......................................          3,691
       398 Lindsay Corp. ........................................         16,481
       147 LMI Aerospace, Inc. + ................................          2,731
       524 Marten Transport, Ltd. + .............................         10,328
     1,275 MasTec, Inc. + .......................................         16,078
       112 McGrath Rentcorp .....................................          2,714
       389 Met-Pro Corp. ........................................          3,812
     2,556 Microvision, Inc. + ..................................          7,208
     4,897 Middleby Corp. + .....................................        282,018
       840 Mine Safety Appliances Co. ...........................         23,486
       167 Mistras Group, Inc. + ................................          1,668
       313 Mobile Mini, Inc. + ..................................          4,848
       320 Multi-Color Corp. ....................................          3,834
       587 MYR Group, Inc. + ....................................          9,574
     1,699 Navigant Consulting, Inc. + ..........................         20,609
        22 NCI Building Systems, Inc. + .........................            243
       387 Nordson Corp. ........................................         26,285
       287 North American Galvanizing &
           Coating, Inc. + ......................................          1,596
     1,784 Odyssey Marine Exploration, Inc. + ...................          2,337
       154 Old Dominion Freight Line, Inc. + ....................          5,142
        94 Omega Flex, Inc. .....................................            987
       131 On Assignment, Inc. + ................................            934
     9,851 Orbital Sciences Corp. + .............................        187,268
       911 Orion Marine Group, Inc. + ...........................         16,443
        28 Patriot Transporation Holding, Inc. + ................          2,365
     1,814 Perma-Fix Environmental Services + ...................          4,063
       260 Pike Electric Corp. + ................................          2,423
       445 PMFG, Inc. + .........................................          5,887
       243 Polypore International, Inc. + .......................          4,243
       115 Portec Rail Products, Inc. ...........................          1,336
       265 Powell Industries, Inc. + ............................          8,620
       167 PowerSecure International, Inc. + ....................          1,316
        69 Preformed Line Products Co. ..........................          2,632
       277 Primoris Services Corp. ..............................          2,144

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
       752 Quanex Building Products Corp. .......................   $     12,430
       202 RailAmerica, Inc. + ..................................          2,384
       545 Raven Industries, Inc. ...............................         16,072
       701 RBC Bearings, Inc. + .................................         22,341
       208 Republic Airways Holdings, Inc. + ....................          1,231
     1,509 Resources Connection, Inc. + .........................         28,928
        67 Robbins & Myers, Inc. ................................          1,596
     1,469 Rollins, Inc. ........................................         31,848
     1,643 RSC Holdings, Inc. + .................................         13,078
       246 Rush Enterprises, Inc., Class A + ....................          3,250
     1,464 Satcon Technology Corp. + ............................          3,557
        20 Sauer-Danfoss, Inc. + ................................            265
       225 School Specialty, Inc. + .............................          5,110
       959 Simpson Manufacturing Co., Inc. ......................         26,622
       202 SmartHeat, Inc. + ....................................          2,169
        48 Standard Parking Corp. + .............................            788
       422 Standard Register Co. (The) ..........................          2,258
     6,234 Stanley, Inc. + ......................................        176,360
        39 Sterling Construction Co., Inc. + ....................            613
       174 Sun Hydraulics Corp. .................................          4,521
    15,717 SYKES Enterprises, Inc. + ............................        358,976
        27 TAL International Group, Inc. ........................            539
     2,082 Taser International, Inc. + ..........................         12,201
       609 Team, Inc. + .........................................         10,103
       403 Teledyne Technologies, Inc. + ........................         16,632
       635 Tennant Co. ..........................................         17,393
     2,008 Tetra Tech, Inc. + ...................................         46,264
       406 Titan Machinery, Inc. + ..............................          5,558
     1,157 Towers Watson & Co., Class A .........................         54,958
    14,470 TransDigm Group, Inc. ................................        767,489
       465 Trex Co., Inc. + .....................................          9,900
       309 Trimas Corp. + .......................................          2,005
     5,086 UAL Corp. + ..........................................         99,431
       362 Ultralife Corp. + ....................................          1,452
       618 US Ecology, Inc. .....................................          9,950
       186 USA Truck, Inc. + ....................................          3,006
     1,424 Valence Technology, Inc. + ...........................          1,210
        76 Viad Corp. ...........................................          1,562
       262 Vicor Corp. + ........................................          3,618
       111 VSE Corp. ............................................          4,569
        70 Waste Services, Inc. + ...............................            692
     2,572 Watsco, Inc. .........................................        146,295
     1,605 Woodward Governor Co. ................................         51,328
                                                                    ------------
                                                                       5,277,452
                                                                    ------------
Information Technology -- 28.1%
    10,532 3Com Corp. + .........................................         80,991
       935 3PAR, Inc. + .........................................          9,350
     1,192 ACI Worldwide, Inc. + ................................         24,567
    11,640 Acme Packet, Inc. + ..................................        224,419
       272 Actel Corp. + ........................................          3,767
       492 ActivIdentity Corp. + ................................          1,397
     1,496 Actuate Corp. + ......................................          8,363
    11,016 Acxiom Corp. + .......................................        197,627
       644 ADC Telecommunications, Inc. + .......................          4,708
     1,441 ADTRAN, Inc. .........................................         37,970
     1,436 Advanced Analogic Technologies, Inc. + ...............          5,012
    11,888 Advanced Energy Industries, Inc. + ...................        196,865
       521 Advent Software, Inc. + ..............................         23,315
       469 Airvana, Inc. + ......................................          3,592
       671 American Software, Inc., Class A .....................          3,898
     3,695 Amkor Technology, Inc. + .............................         26,124
     1,697 Anadigics, Inc. + ....................................          8,247
       438 Anaren, Inc. + .......................................          6,237
       157 Ancestry.com, Inc. + .................................          2,661



   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
       154 Anixter International, Inc. + ........................   $      7,215
     2,243 Applied Micro Circuits Corp. + .......................         19,357
       191 Archipelago Learning, Inc. + .........................          2,785
       627 ArcSight, Inc. + .....................................         17,650
     2,878 Ariba, Inc. + ........................................         36,982
     3,130 Arris Group, Inc. + ..................................         37,591
     4,800 Art Technology Group, Inc. + .........................         21,168
     2,004 Aruba Networks, Inc. + ...............................         27,375
       994 AsiaInfo Holdings, Inc. + ............................         26,321
     2,185 Atheros Communications, Inc. + .......................         84,581
       315 ATMI, Inc. + .........................................          6,083
       193 Avid Technology, Inc. + ..............................          2,660
       253 Benchmark Electronics, Inc. + ........................          5,247
     1,183 BigBand Networks, Inc. + .............................          4,176
     1,435 Blackbaud, Inc. ......................................         36,148
     7,321 Blackboard, Inc. + ...................................        304,993
     1,317 Blue Coat Systems, Inc. + ............................         40,880
       853 Bottomline Technologies, Inc. + ......................         14,356
     1,678 Brightpoint, Inc. + ..................................         12,635
        86 Cabot Microelectronics Corp. + .......................          3,253
       117 CACI International, Inc., Class A + ..................          5,716
       439 Callidus Software, Inc. + ............................          1,594
       281 Cass Information Systems, Inc. .......................          8,753
     1,215 Cavium Networks, Inc. + ..............................         30,205
       572 Ceva, Inc. + .........................................          6,670
       316 Checkpoint Systems, Inc. + ...........................          6,990
       765 China Information Security Technology, Inc. + ........          3,863
     1,009 China Security & Surveillance Technology, Inc. + .....          7,759
       269 China TransInfo Technology Corp. + ...................          1,813
     1,002 Chordiant Software, Inc. + ...........................          5,080
     2,196 Cirrus Logic, Inc. + .................................         18,424
     1,452 Cogent, Inc. + .......................................         14,810
       244 Cognex Corp. .........................................          4,512
    12,211 CommVault Systems, Inc. + ............................        260,705
       573 Compellent Technologies, Inc. + ......................         10,056
       302 Computer Task Group, Inc. + ..........................          2,190
    10,905 comScore, Inc. + .....................................        182,005
       922 Comtech Telecommunications Corp. + ...................         29,495
       649 Comverge, Inc. + .....................................          7,340
     1,326 Concur Technologies, Inc. + ..........................         54,379
       816 Constant Contact, Inc. + .............................         18,948
        72 CPI International, Inc. + ............................            955
       838 Cray, Inc. + .........................................          4,986
       715 CSG Systems International, Inc. + ....................         14,986
        59 CTS Corp. ............................................            556
    18,491 Cybersource Corp. + ..................................        326,181
       992 Daktronics, Inc. .....................................          7,559
        50 DDi Corp. + ..........................................            284
     6,986 DealerTrack Holdings, Inc. + .........................        119,321
       382 Deltek, Inc. + .......................................          2,918
       683 DemandTec, Inc. + ....................................          4,747
       648 DG FastChannel, Inc. + ...............................         20,704
       510 Dice Holdings, Inc. + ................................          3,876
       297 Digi International, Inc. + ...........................          3,160
     1,002 Digital River, Inc. + ................................         30,361
     1,085 Diodes, Inc. + .......................................         24,304
       667 DivX, Inc. + .........................................          4,776
       533 Double-Take Software, Inc. + .........................          4,749
       592 DTS, Inc. + ..........................................         20,152
       446 Earthlink, Inc. ......................................          3,809
       693 Ebix, Inc. + .........................................         11,067
       786 Echelon Corp. + ......................................          7,050
        56 Echo Global Logistics, Inc. + ........................            723

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             March 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
       222 eLoyalty Corp. + .....................................   $      1,250
       426 EMS Technologies, Inc. + .............................          7,072
    31,131 Emulex Corp. + .......................................        413,420
     1,771 Entropic Communications, Inc. + ......................          8,997
     1,102 EPIQ Systems, Inc. + .................................         13,698
         7 ePlus, Inc. + ........................................            123
     1,428 Euronet Worldwide, Inc. + ............................         26,318
       109 Exar Corp. + .........................................            768
    10,999 ExlService Holdings, Inc. + ..........................        183,463
     1,145 FalconStor Software, Inc. + ..........................          3,985
       515 FARO Technologies, Inc. + ............................         13,261
     1,117 FEI Co. + ............................................         25,591
    12,768 Finisar Corp. + ......................................        200,585
     1,507 Formfactor, Inc. + ...................................         26,764
       532 Forrester Research, Inc. + ...........................         15,997
       246 Fortinet, Inc. + .....................................          4,325
    11,551 Gartner, Inc. + ......................................        256,894
     1,097 Global Cash Access Holdings, Inc. + ..................          8,963
       519 GSE Systems, Inc. + ..................................          2,808
       912 GSI Commerce, Inc. + .................................         25,235
       630 Hackett Group, Inc. (The) + ..........................          1,751
     2,469 Harmonic, Inc. + .....................................         15,579
     1,275 Heartland Payment Systems, Inc. ......................         23,715
       697 Hittite Microwave Corp. + ............................         30,647
       303 Hughes Communications, Inc. + ........................          8,438
       197 ICx Technologies, Inc. + .............................          1,373
       748 iGate Corp. ..........................................          7,278
        96 Imation Corp. + ......................................          1,057
       241 Imergent, Inc. .......................................          1,622
       926 Immersion Corp. + ....................................          4,630
     2,858 Infinera Corp. + .....................................         24,350
       608 infoGROUP, Inc. + ....................................          4,742
    14,375 Informatica Corp. + ..................................        386,112
       647 Infospace, Inc. + ....................................          7,149
       704 Innodata Isogen, Inc. + ..............................          2,851
       201 Insight Enterprises, Inc. + ..........................          2,886
       154 Integral Systems, Inc. + .............................          1,483
       429 Interactive Intelligence, Inc. + .....................          8,018
     1,444 InterDigital, Inc. + .................................         40,230
     2,078 Intermec, Inc. + .....................................         29,466
       466 Internet Brands, Inc., Class A + .....................          4,297
       708 Internet Capital Group, Inc. + .......................          5,983
       786 IPG Photonics Corp. + ................................         11,633
       854 Isilon Systems, Inc. + ...............................          7,353
     1,043 Ixia + ...............................................          9,669
       670 IXYS Corp. + .........................................          5,722
     1,373 j2 Global Communications, Inc. + .....................         32,128
     2,778 Jack Henry & Associates, Inc. ........................         66,839
       783 JDA Software Group, Inc. + ...........................         21,783
       767 Kenexa Corp. + .......................................         10,546
       207 Keynote Systems, Inc. ................................          2,358
     1,023 Knot, Inc. (The) + ...................................          8,000
     2,271 Kopin Corp. + ........................................          8,403
     2,059 Kulicke & Soffa Industries, Inc. + ...................         14,928
       425 KVH Industries, Inc. + ...............................          5,606
     1,993 L-1 Identity Solutions, Inc., Class 1 + ..............         17,798
       300 Lattice Semiconductor Corp. + ........................          1,101
     1,880 Lawson Software, Inc. + ..............................         12,427
     1,093 Limelight Networks, Inc. + ...........................          4,000
     1,928 Lionbridge Technologies, Inc. + ......................          6,999
       511 Liquidity Services, Inc. + ...........................          5,897
     1,379 LivePerson, Inc. + ...................................         10,577
     6,626 LogMeIn, Inc. + ......................................        137,092
       685 LoopNet, Inc. + ......................................          7,699
       365 Loral Space & Communications, Inc. + .................         12,819



   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
       784 Manhattan Associates, Inc. + .........................   $     19,976
       584 Mantech International Corp., Class A + ...............         28,517
       339 Marchex, Inc., Class A ...............................          1,732
       538 MAXIMUS, Inc. ........................................         32,780
       764 Maxwell Technologies, Inc. + .........................          9,466
        42 MEMSIC, Inc. + .......................................            134
       262 Mentor Graphics Corp. + ..............................          2,101
       854 MercadoLibre, Inc. + .................................         41,171
       138 Methode Electronics, Inc. ............................          1,366
       629 Micrel, Inc. .........................................          6,705
     4,933 MICROS Systems, Inc. + ...............................        162,197
     2,707 Microsemi Corp. + ....................................         46,939
       303 MicroStrategy, Inc., Class A + .......................         25,776
     1,053 Microtune, Inc. + ....................................          2,875
     1,507 MIPS Technologies, Inc., Class A + ...................          6,721
        85 ModusLink Global Solutions, Inc. + ...................            717
     2,377 MoneyGram International, Inc. + ......................          9,056
     1,153 Monolithic Power Systems, Inc. + .....................         25,712
    10,103 Monster Worldwide, Inc. + ............................        167,811
     5,225 Move, Inc. + .........................................         10,920
        61 MTS Systems Corp. ....................................          1,771
       335 Multi-Fineline Electronix, Inc. + ....................          8,630
       221 NCI, Inc., Class A + .................................          6,681
     1,048 Net 1 UEPS Technologies, Inc. + ......................         19,273
     1,605 Netezza Corp. + ......................................         20,528
       303 Netgear, Inc. + ......................................          7,908
     9,567 Netlogic Microsystems, Inc. + ........................        281,557
       728 Netscout Systems, Inc. + .............................         10,767
       568 NetSuite, Inc. + .....................................          8,259
       474 Network Equipment Technologies, Inc. + ...............          2,612
     1,690 NIC, Inc. ............................................         13,300
     1,036 Novatel Wireless, Inc. + .............................          6,972
       159 NVE Corp. + ..........................................          7,203
       544 Online Resources Corp. + .............................          2,192
       102 OpenTable, Inc. + ....................................          3,889
       814 Openwave Systems, Inc. + .............................          1,872
       505 Oplink Communications, Inc. + ........................          9,363
       446 Opnet Technologies, Inc. .............................          7,189
       132 Opnext, Inc. + .......................................            311
       417 OSI Systems, Inc. + ..................................         11,697
     4,856 Palm, Inc. + .........................................         18,259
       170 PAR Technology Corp. + ...............................          1,029
     3,841 Parametric Technology Corp. + ........................         69,330
       437 Park Electrochemical Corp. ...........................         12,559
       975 Parkervision, Inc. + .................................          1,657
        69 PC Mall, Inc. + ......................................            349
        83 PC-Tel, Inc. + .......................................            513
       511 Pegasystems, Inc. ....................................         18,907
       211 Perficient, Inc. + ...................................          2,378
       965 Phoenix Technologies, Ltd. + .........................          3,107
     1,423 Plantronics, Inc. ....................................         44,511
       450 Plexus Corp. + .......................................         16,214
     1,119 PLX Technology, Inc. + ...............................          5,897
    27,338 Polycom, Inc. + ......................................        835,996
     5,509 Power Integrations, Inc. .............................        226,971
       229 Power-One, Inc. + ....................................            966
     1,314 Progress Software Corp. + ............................         41,299
       649 PROS Holdings, Inc. + ................................          6,412
       402 QAD, Inc. + ..........................................          2,110
     7,131 Quantum Corp. + ......................................         18,755
       234 Quest Software, Inc. + ...............................          4,163
    14,266 Rackspace Hosting, Inc. + ............................        267,202
       934 Radiant Systems, Inc. + ..............................         13,328
       794 Radisys Corp. + ......................................          7,114
     1,357 RAE Systems, Inc. + ..................................          1,106

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
     1,429 RealNetworks, Inc. + .................................   $      6,902
       221 Renaissance Learning, Inc. ...........................          3,587
     8,130 RF Micro Devices, Inc. + .............................         40,487
       742 RightNow Technologies, Inc. + ........................         13,252
     1,809 Riverbed Technology, Inc. + ..........................         51,376
       436 Rofin-Sinar Technologies, Inc. + .....................          9,862
       118 Rogers Corp. + .......................................          3,423
       213 Rosetta Stone, Inc. + ................................          5,065
       427 Rubicon Technology, Inc. + ...........................          8,625
       379 Rudolph Technologies, Inc. + .........................          3,248
     1,773 S1 Corp. + ...........................................         10,461
       811 Saba Software, Inc. + ................................          4,014
     2,846 Sapient Corp. ........................................         26,013
     1,230 SAVVIS, Inc. + .......................................         20,295
        53 Scansource, Inc. + ...................................          1,525
       560 Seachange International, Inc. + ......................          4,021
     2,015 Semtech Corp. + ......................................         35,122
     1,505 ShoreTel, Inc. + .....................................          9,948
       659 Sigma Designs, Inc. + ................................          7,730
       109 Silicon Graphics International Corp. + ...............          1,165
    21,309 Skyworks Solutions, Inc. + ...........................        332,420
       966 Smith Micro Software, Inc. + .........................          8,539
       413 SolarWinds, Inc. + ...................................          8,946
     2,308 Solera Holdings, Inc. ................................         89,204
       133 SonicWALL, Inc. + ....................................          1,156
       754 Sourcefire, Inc. + ...................................         17,304
       403 SRA International, Inc., Class A + ...................          8,378
       370 SRS Labs, Inc. + .....................................          3,678
       372 Stamps.com, Inc. + ...................................          3,757
       194 Standard Microsystems Corp. + ........................          4,516
        71 StarTek, Inc. + ......................................            494
       841 STEC, Inc. + .........................................         10,075
       688 Stratasys, Inc. + ....................................         16,774
     8,316 SuccessFactors, Inc. + ...............................        158,337
       530 Super Micro Computer, Inc. + .........................          9,158
       373 Supertex, Inc. + .....................................          9,545
       341 support.com, Inc. + ..................................          1,115
       693 Switch & Data Facilities Co., Inc. + .................         12,308
       897 Symyx Technologies, Inc. + ...........................          4,027
     1,149 Synaptics, Inc. + ....................................         31,724
       565 Synchronoss Technologies, Inc. + .....................         10,944
       132 SYNNEX Corp. + .......................................          3,902
       438 Syntel, Inc. .........................................         16,850
       358 Take-Two Interactive Software, Inc. + ................          3,526
     1,163 Taleo Corp., Class A + ...............................         30,133
       491 Techwell, Inc. + .....................................          9,182
       757 Tekelec + ............................................         13,747
     1,302 TeleCommunication Systems, Inc.,
           Class A + ............................................          9,544
     1,105 TeleTech Holdings, Inc. + ............................         18,873
     1,795 Terremark Worldwide, Inc. + ..........................         12,583
     1,608 Tessera Technologies, Inc. + .........................         32,610
     1,715 THQ, Inc. + ..........................................         12,022
     1,940 TIBCO Software, Inc. + ...............................         20,933
       311 Tier Technologies, Inc., Class B + ...................          2,476
    19,788 TiVo, Inc. + .........................................        338,771
       858 TNS, Inc. + ..........................................         19,133
       188 Travelzoo, Inc. + ....................................          2,822
       202 Trident Microsystems, Inc. + .........................            352
     2,814 TriQuint Semiconductor, Inc. + .......................         19,698
     1,063 Tyler Technologies, Inc. + ...........................         19,921
    14,654 Ultimate Software Group, Inc. + ......................        482,849
       804 Ultratech, Inc. + ....................................         10,934
       458 Unica Corp. + ........................................          4,072
        68 Unisys Corp. + .......................................          2,373



   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
       995 Universal Display Corp. + ............................   $     11,711
     2,914 ValueClick, Inc. + ...................................         29,548
     6,193 VanceInfo Technologies, Inc. ADR + ...................        138,042
       708 VASCO Data Security International, Inc. + ............          5,841
       657 Veeco Instruments, Inc. + ............................         28,580
     2,384 VeriFone Holdings, Inc. + ............................         48,181
       959 Viasat, Inc. + .......................................         33,191
        43 Virage Logic Corp. + .................................            338
       334 Virtusa Corp. + ......................................          3,444
       564 Vocus, Inc. + ........................................          9,616
       771 Volterra Semiconductor Corp. + .......................         19,352
     1,483 Websense, Inc. + .....................................         33,768
     1,269 Wright Express Corp. + ...............................         38,222
     2,130 Zix Corp. + ..........................................          4,920
     1,327 Zoran Corp. + ........................................         14,279
                                                                    ------------
                                                                      10,323,285
                                                                    ------------
Materials -- 2.2%
       171 AEP Industries, Inc. + ...............................          4,449
     1,521 Allied Nevada Gold Corp. + ...........................         25,203
       180 AMCOL International Corp. ............................          4,896
        83 American Vanguard Corp. ..............................            677
       135 Arch Chemicals, Inc. .................................          4,643
       936 Balchem Corp. ........................................         23,072
       446 Boise, Inc. + ........................................          2,734
        25 Bway Holding Co. + ...................................            502
     1,778 Calgon Carbon Corp. + ................................         30,439
       279 China Green Agriculture, Inc. + ......................          3,906
        34 Clearwater Paper Corp. + .............................          1,675
       281 Deltic Timber Corp. ..................................         12,378
       240 General Steel Holdings, Inc. + .......................            986
       281 Hawkins, Inc. ........................................          6,800
       440 Koppers Holdings, Inc. ...............................         12,461
       868 Landec Corp. + .......................................          5,755
       587 LSB Industries, Inc. + ...............................          8,946
       332 NewMarket Corp. ......................................         34,193
       204 NL Industries, Inc. ..................................          1,750
       249 Olin Corp. ...........................................          4,885
     1,467 Omnova Solutions, Inc. + .............................         11,516
     1,779 Paramount Gold and Silver Corp. + ....................          2,473
       534 PolyOne Corp. + ......................................          5,468
     1,119 Rock-Tenn Co., Class A ...............................         50,993
       455 Silgan Holdings, Inc. ................................         27,405
    27,490 Solutia, Inc. + ......................................        442,864
       229 Stepan Co. ...........................................         12,799
       187 Stillwater Mining Co. + ..............................          2,427
       210 STR Holdings, Inc. + .................................          4,935
        49 United States Lime & Minerals, Inc. + ................          1,895
       528 Wausau Paper Corp. + .................................          4,509
     1,847 Worthington Industries, Inc. .........................         31,935
       725 WR Grace & Co. + .....................................         20,126
       734 Zep, Inc. ............................................         16,060
                                                                    ------------
                                                                         825,755
                                                                    ------------
Telecommunication Services -- 0.6%
       422 AboveNet, Inc. + .....................................         21,408
     1,504 Alaska Communications Systems Group,
           Inc. .................................................         12,212
       788 Cbeyond, Inc. + ......................................         10,780
     1,306 Cincinnati Bell, Inc. + ..............................          4,453
     1,508 Cogent Communications Group, Inc. + ..................         15,698
       413 Consolidated Communications Holdings,
           Inc. .................................................          7,830
       792 General Communication, Inc., Class A + ...............          4,570
       847 Global Crossing, Ltd. + ..............................         12,832

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                             MARCH 31, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


   Shares                                                              Value
   ------                                                              -----
Telecommunication Services (continued)
       444 HickoryTech Corp. ....................................   $      3,921
       896 inContact, Inc. + ....................................          2,554
       166 Iowa Telecommunications Services, Inc. ...............          2,772
     1,117 Neutral Tandem, Inc. + ...............................         17,850
     1,028 NTELOS Holdings Corp. ................................         18,288
     4,154 PAETEC Holding Corp. + ...............................         19,441
     1,593 Premiere Global Services, Inc. + .....................         13,158
       805 Shenandoah Telecommunications Co. ....................         15,134
     1,901 Syniverse Holdings, Inc. + ...........................         37,013
       694 USA Mobility, Inc. ...................................          8,793
                                                                    ------------
                                                                         228,707
                                                                    ------------
Utilities -- 0.1%
       426 Cadiz, Inc. + ........................................          5,440
        52 California Water Service Group .......................          1,956
        19 Connecticut Water Service, Inc. ......................            442
       163 Consolidated Water Co., Ltd. .........................          2,214
       233 New Jersey Resources Corp. ...........................          8,751
        29 Pennichuck Corp. .....................................            682
       155 Piedmont Natural Gas Co., Inc. .......................          4,275
       118 South Jersey Industries, Inc. ........................          4,955
     1,624 U.S. Geothermal, Inc. + ..............................          1,478
       150 York Water Co. .......................................          2,062
                                                                    ------------
                                                                          32,255
                                                                    ------------
Total Common Stock (Cost $32,910,887) ...........................     36,768,197
                                                                    ------------
EXCHANGE TRADED FUND -- 0.1%
           iShares Russell 2000 Growth Index Fund
     571 (Cost $42,136) .........................................         41,820
                                                                    ------------
MONEY MARKET FUND -- 0.1%
    43,707 TCW Money Market Fund, 0.10% (b)
           (Cost $43,707) .......................................         43,707
                                                                    ------------
WARRANT -- 0.0%
       15 GRH, Expires 15/09/11 (a)+
           (Cost $--) ...........................................              1
                                                                    ------------
Total Investments -- 100.1%
(Cost $32,996,730)++                                                  36,853,725
Other Assets & Liabilities, Net -- (0.1)%                               (45,611)
                                                                    ------------
NET ASSETS -- 100.0%                                                $ 36,808,114
                                                                    ============


+   Non-income producing security.
++ Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.

ADR -- American Depositary Receipt

(a) All or a portion of this security is on loan.
(b) Rate shown is the 7-day effective yield as of March 31, 2010.

+ At March 31, 2010, the tax basis cost of the Fund's investments was $32,996,730, and the unrealized appreciation and depreciation were $7,521,001 and $(2,664,006), respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.

Amounts designated as "--" are either $0, or have been rounded to $0.

As of March 31, 2010, all of the Portfolio's investments were considered Level 1, with the exception of GRH warrants, which are Level 2. The value of GRH warrants was zero at March 31, 2010.

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

                             WILSHIRE 2015 ETF FUND
   Shares                                                              Value
   ------                                                              -----
EXCHANGE-TRADED FUNDS - 95.3%
    63,390 iShares Barclays TIPS Bond
           Fund .................................................   $  6,586,855
    48,470 iShares MSCI EAFE Index
           Fund .................................................      2,714,320
     2,685 SPDR Barclays Capital High
           Yield Bond ETF .......................................        106,836
    28,040 SPDR Barclays Capital
           International Treasury Bond
           ETF ..................................................      1,569,118
     8,990 SPDR Dow Jones
           International Real Estate
           ETF ..................................................        316,268
    13,830 Vanguard Emerging Markets
           ETF ..................................................        583,349
    60,295 Vanguard Mega Cap 300
           Growth ETF ...........................................      2,626,444
    68,180 Vanguard Mega Cap 300 Value
           ETF ..................................................      2,515,160
    12,805 Vanguard Mid-Cap Growth
           Index Fund ...........................................        667,397
    14,035 Vanguard Mid-Cap Value
           Index Fund ...........................................        681,961
    14,380 Vanguard REIT ETF ....................................        702,032
    10,395 Vanguard Small-Cap Growth
           ETF ..................................................        678,794
    21,060 Vanguard Small-Cap Value
           ETF ..................................................      1,264,021
     8,180 Vanguard Total Bond Market
           ETF ..................................................        647,856
                                                                    ------------
Total Exchange-Traded Funds
(Cost $19,540,519)                                                    21,660,411
                                                                    ------------
Total Investments - 95.3%
(Cost $19,540,519) +                                                  21,660,411
                                                                    ------------
Other Assets & Liabilities, Net - 4.7%                                 1,060,188
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 22,720,599
                                                                    ============
ETF -- Exchange Traded Fund
MSCI EAFE -- Morgan Stanley Capital International Europe, Australasia, Far East REIT -- Real Estate Investment Trust
SPDR -- Standard & Poor's Depositary Receipt
TIPS -- Treasury Inflationary Protection Securities

+ At March 31, 2010, the tax basis cost of the Fund's investments was $19,540,519, and the unrealized appreciation and depreciation were $2,183,656 and $(63,764), respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


As of March 31, 2010, all of the Fund's investments were considered Level 1.

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

                             WILSHIRE 2025 ETF FUND
   Shares                                                              Value
   ------                                                              -----
EXCHANGE-TRADED FUNDS - 95.1%
    36,145 iShares Barclays TIPS Bond
           Fund .................................................   $  3,755,827
    49,625 iShares MSCI EAFE Index
           Fund .................................................      2,779,000
     2,200 SPDR Barclays Capital High
           Yield Bond ETF .......................................         87,538
    19,095 SPDR Barclays Capital
           International Treasury Bond
           ETF ..................................................      1,068,556
     3,685 SPDR Dow Jones
           International Real Estate
           ETF ..................................................        129,638
    12,360 Vanguard Emerging Markets
           ETF ..................................................        521,345
        60 Vanguard Growth ETF ..................................          3,333
     4,020 Vanguard Large-Cap ETF ...............................        214,266
    52,420 Vanguard Mega Cap 300
           Growth ETF ...........................................      2,283,410
    59,530 Vanguard Mega Cap 300 Value
           ETF ..................................................      2,196,062
    11,770 Vanguard Mid-Cap Growth
           Index Fund ...........................................        613,452
    12,895 Vanguard Mid-Cap Value
           Index Fund ...........................................        626,568
    11,785 Vanguard REIT ETF ....................................        575,344
     9,197 Vanguard Small-Cap Growth
           ETF ..................................................        600,564
    17,205 Vanguard Small-Cap Value
           ETF ..................................................      1,032,644
    15,560 Vanguard Total Bond Market
           ETF ..................................................      1,232,352
                                                                    ------------
Total Exchange-Traded Funds
(Cost $15,955,559)                                                    17,719,899
                                                                    ------------
Total Investments - 95.1%
(Cost $15,955,559) +                                                  17,719,899
                                                                    ------------
Other Assets & Liabilities, Net - 4.9%                                   907,597
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 18,627,496
                                                                    ============

ETF -- Exchange Traded Fund
MSCI EAFE -- Morgan Stanley Capital International Europe, Australasia, Far East REIT -- Real Estate Investment Trust
SPDR-- Standard & Poor's Depositary Receipt
TIPS -- Treasury Inflationary Protection Securities

+ At March 31, 2010, the tax basis cost of the Fund's investments was $15,955,559, and the unrealized appreciation and depreciation were $1,828,766 and $(64,426), respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

As of March 31, 2010, all of the Fund's investments were considered Level 1.

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

                             WILSHIRE 2035 ETF FUND
   Shares                                                              Value
   ------                                                              -----
EXCHANGE-TRADED FUNDS - 96.8%
    17,400 iShares Barclays TIPS Bond
           Fund .................................................   $  1,808,034
    64,026 iShares MSCI EAFE Index
           Fund .................................................      3,585,456
    16,950 SPDR Barclays Capital
           International Treasury Bond
           ETF ..................................................        948,522
     2,470 SPDR Dow Jones
           International Real Estate
           ETF ..................................................         86,895
    15,620 Vanguard Emerging Markets
           ETF ..................................................        658,852
       100 Vanguard Growth ETF ..................................          5,554
     8,110 Vanguard Large-Cap ETF ...............................        432,263
    62,275 Vanguard Mega Cap 300
           Growth ETF ...........................................      2,712,693
    71,200 Vanguard Mega Cap 300 Value
           ETF ..................................................      2,626,568
    13,230 Vanguard Mid-Cap Growth
           Index Fund ...........................................        689,548
    14,501 Vanguard Mid-Cap Value
           Index Fund ...........................................        704,603
     7,905 Vanguard REIT ETF ....................................        385,922
    11,430 Vanguard Small-Cap Growth
           ETF ..................................................        746,379
    18,150 Vanguard Small-Cap Value
           ETF ..................................................      1,089,363
    17,945 Vanguard Total Bond Market
           ETF ..................................................      1,421,244
                                                                    ------------
Total Exchange-Traded Funds
(Cost $15,905,950)                                                    17,901,896
                                                                    ------------
Total Investments - 96.8%
(Cost $15,905,950) +                                                  17,901,896
                                                                    ------------
Other Assets & Liabilities, Net - 3.2%                                   600,977
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 18,502,873
                                                                    ============


ETF -- Exchange Traded Fund
MSCI EAFE -- Morgan Stanley Capital International Europe, Australasia, Far East REIT -- Real Estate Investment Trust
SPDR -- Standard & Poor's Depositary Receipt
TIPS -- Treasury Inflationary Protection Securities

+ At March 31, 2010, the tax basis cost of the Fund's investments was $15,905,950, and the unrealized appreciation and depreciation were $2,034,810 and $(38,864), respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

As of March 31, 2010, all of the Fund's investments were considered Level 1.

WIL-QH-003-0300

Item 2.   Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Variable Insurance Trust


By (Signature and Title)                          /s/ Lawrence E. Davanzo
                                                  ------------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)
Date: May 24, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                          /s/ Lawrence E. Davanzo
                                                  ------------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)
Date: May 24, 2010


By (Signature and Title)                          /s/ Michael Wauters
                                                  ------------------------------
                                                  Michael Wauters, Treasurer
                                                  (principal financial officer)

Date: May 24, 2010